                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48487-0610                                   (C)2010, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            EQUITY SECURITIES (60.2%)

            COMMON STOCKS (49.5%)

            CONSUMER DISCRETIONARY (6.9%)
            -----------------------------
            ADVERTISING (0.1%)
      800   Interpublic Group of Companies, Inc.*                       $      7
    5,500   National Cinemedia, Inc.                                         105
      600   Omnicom Group, Inc.                                               25
                                                                        --------
                                                                             137
                                                                        --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
      700   Carter's, Inc.*                                                   23
      600   Coach, Inc.                                                       25
      864   Fossil, Inc.*                                                     34
    2,700   Jones Apparel Group, Inc.                                         59
      800   Liz Claiborne, Inc.*                                               7
      300   lululemon athletica, inc.*                                        11
      400   Phillips-Van Heusen Corp.                                         25
      300   Polo Ralph Lauren Corp.                                           27
      200   True Religion Apparel, Inc.*                                       6
      300   Under Armour, Inc. "A"*                                           10
    5,000   Warnaco Group, Inc.*                                             239
                                                                        --------
                                                                             466
                                                                        --------
            APPAREL RETAIL (0.6%)
   14,446   Aeropostale, Inc.*                                               420
      100   American Eagle Outfitters, Inc.                                    2
      500   AnnTaylor Stores Corp.*                                           11
      650   Buckle, Inc.                                                      24
    1,000   Charming Shoppes, Inc.*                                            6
      100   Chico's FAS, Inc.                                                  1
      200   Children's Place Retail Stores, Inc.*                              9
      500   Collective Brands, Inc.*                                          12
    1,200   Dress Barn, Inc.*                                                 33
      400   Finish Line, Inc. "A"                                              6
    7,100   Gap, Inc.                                                        176
      600   Gymboree Corp.*                                                   29
      900   J. Crew Group, Inc.*                                              42
       68   Jos. A. Bank Clothiers, Inc.*                                      4
      300   Limited Brands, Inc.                                               8
      400   Men's Wearhouse, Inc.                                              9
    7,320   Ross Stores, Inc.                                                410
      920   Stage Stores, Inc.                                                14
    1,300   TJX Companies, Inc.                                               60
                                                                        --------
                                                                           1,276
                                                                        --------
            AUTO PARTS & EQUIPMENT (0.5%)
    1,100   ArvinMeritor, Inc.*                                               17
   15,546   Autoliv, Inc.*                                                   851
      100   BorgWarner, Inc.*                                                  5

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    1,140   Dana Holding Corp.*                                         $     15
      700   Gentex Corp.                                                      15
    3,300   Johnson Controls, Inc.                                           111
    1,000   Tenneco, Inc.*                                                    26
      600   TRW Automotive Holdings Corp.*                                    19
                                                                        --------
                                                                           1,059
                                                                        --------
            AUTOMOBILE MANUFACTURERS (0.2%)
   35,100   Ford Motor Co.*                                                  457
       80   Thor Industries, Inc.                                              3
                                                                        --------
                                                                             460
                                                                        --------
            AUTOMOTIVE RETAIL (0.3%)
   10,900   Advance Auto Parts, Inc.                                         492
      500   AutoNation, Inc.*                                                 10
      200   CarMax, Inc.*                                                      5
    1,500   Group 1 Automotive, Inc.*                                         46
      100   O'Reilly Automotive, Inc.*                                         5
                                                                        --------
                                                                             558
                                                                        --------
            BROADCASTING (0.0%)
    1,100   CBS Corp. "B"                                                     18
      200   Central European Media Enterprises Ltd. "A"*                       7
      200   Liberty Media-Starz "A"*                                          11
                                                                        --------
                                                                              36
                                                                        --------
            CABLE & SATELLITE (0.5%)
      700   Cablevision Systems Corp. "A"                                     19
    6,500   Comcast Corp. "A"                                                128
    8,900   DIRECTV "A"*                                                     323
   21,300   DISH Network Corp. "A"                                           472
      700   Liberty Global, Inc. "A"*                                         19
      400   Scripps Networks Interactive "A"                                  18
      900   Time Warner Cable, Inc.                                           51
    2,000   Virgin Media, Inc.                                                35
                                                                        --------
                                                                           1,065
                                                                        --------
            CATALOG RETAIL (0.0%)
      800   HSN, Inc.*                                                        24
    1,900   Liberty Media Corp. Interactive "A"*                              29
                                                                        --------
                                                                              53
                                                                        --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
    3,400   Best Buy Co., Inc.                                               155
      700   GameStop Corp. "A"*                                               17
      900   hhgregg, Inc.*                                                    26
      600   RadioShack Corp.                                                  13
    1,000   Rent-A-Center, Inc.*                                              26
                                                                        --------
                                                                             237
                                                                        --------
            CONSUMER ELECTRONICS (0.0%)
      900   Garmin Ltd.                                                       34
                                                                        --------
            DEPARTMENT STORES (0.7%)
      400   Dillard's, Inc. "A"                                               11
      820   J.C. Penney Co., Inc.                                             24
    3,200   Kohl's Corp.*                                                    176
   33,900   Macy's, Inc.                                                     786
    8,700   Nordstrom, Inc.                                                  360
    1,040   Saks, Inc.*                                                       10
      200   Sears Holdings Corp.*                                             24
                                                                        --------
                                                                           1,391
                                                                        --------
            DISTRIBUTORS (0.0%)
      240   Core-Mark Holding Co., Inc.*                                       7
      200   Genuine Parts Co.                                                  9

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      600   LKQ Corp.*                                                  $     13
                                                                        --------
                                                                              29
                                                                        --------
            EDUCATION SERVICES (0.6%)
      200   American Public Education, Inc.*                                   8
    1,600   Apollo Group, Inc. "A"*                                           92
      100   Capella Education Co.*                                             9
    1,700   Career Education Corp.*                                           50
   27,000   Corinthian Colleges, Inc.*                                       422
    3,280   DeVry, Inc.                                                      205
    3,600   ITT Educational Services, Inc.*                                  364
                                                                        --------
                                                                           1,150
                                                                        --------
            FOOTWEAR (0.3%)
      960   Crocs, Inc.*                                                       9
      100   Deckers Outdoor Corp.*                                            14
      600   Iconix Brand Group, Inc.*                                         10
    1,852   NIKE, Inc. "B"                                                   141
    6,900   Skechers U.S.A., Inc. "A"*                                       265
    1,100   Steven Madden Ltd.*                                               64
    3,000   Timberland Co. "A"*                                               65
      800   Wolverine World Wide, Inc.                                        24
                                                                        --------
                                                                             592
                                                                        --------
            GENERAL MERCHANDISE STORES (0.3%)
    6,731   99 Cents Only Stores*                                            104
      600   Big Lots, Inc.*                                                   23
    6,000   Dollar Tree, Inc.*                                               364
    1,560   Family Dollar Stores, Inc.                                        62
    2,192   Target Corp.                                                     125
                                                                        --------
                                                                             678
                                                                        --------
            HOME FURNISHINGS (0.0%)
    1,500   La-Z-Boy, Inc.*                                                   20
      741   Leggett & Platt, Inc.                                             18
      600   Tempur-Pedic International, Inc.*                                 20
                                                                        --------
                                                                              58
                                                                        --------
            HOME IMPROVEMENT RETAIL (0.1%)
    3,700   Home Depot, Inc.                                                 130
    2,900   Lowe's Companies, Inc.                                            79
                                                                        --------
                                                                             209
                                                                        --------
            HOMEBUILDING (0.0%)
      300   D.R. Horton, Inc.                                                  4
      100   Lennar Corp. "A"                                                   2
      500   Pulte Homes, Inc.*                                                 7
      400   Ryland Group, Inc.                                                 9
      100   Toll Brothers, Inc.*                                               2
                                                                        --------
                                                                              24
                                                                        --------
            HOMEFURNISHING RETAIL (0.0%)
      450   Aaron's, Inc.                                                     10
      400   Bed Bath & Beyond, Inc.*                                          18
      560   Haverty Furniture Companies, Inc.                                  9
      900   Pier 1 Imports, Inc.*                                              8
      600   Williams-Sonoma, Inc.                                             17
                                                                        --------
                                                                              62
                                                                        --------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    1,000   Carnival Corp.                                                    42
    1,100   Gaylord Entertainment Co.*                                        37
      300   Hyatt Hotels Corp. "A"*                                           12
      300   Marriott International, Inc. "A"                                  11
      740   Orient-Express Hotels Ltd. "A"*                                   10

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      900   Royal Caribbean Cruises Ltd.*                               $     32
      200   Starwood Hotels & Resorts Worldwide, Inc.                         11
      500   Wyndham Worldwide Corp.                                           14
                                                                        --------
                                                                             169
                                                                        --------
            HOUSEHOLD APPLIANCES (0.2%)
      480   Helen of Troy Ltd.*                                               13
      100   Stanley Black & Decker, Inc.                                       6
    2,682   Whirlpool Corp.                                                  292
                                                                        --------
                                                                             311
                                                                        --------
            HOUSEWARES & SPECIALTIES (0.1%)
      680   American Greetings Corp. "A"                                      17
      100   Fortune Brands, Inc.                                               5
      400   Jarden Corp.                                                      13
      900   Newell Rubbermaid, Inc.                                           15
      680   Tupperware Brands Corp.                                           35
                                                                        --------
                                                                              85
                                                                        --------
            INTERNET RETAIL (0.3%)
      600   Amazon.com, Inc.*                                                 82
       80   Blue Nile, Inc.*                                                   4
   13,400   Expedia, Inc.                                                    317
      300   GSI Commerce, Inc.*                                                8
      300   Netflix, Inc.*                                                    30
      600   Priceline.com, Inc.*                                             157
                                                                        --------
                                                                             598
                                                                        --------
            LEISURE FACILITIES (0.0%)
      400   Life Time Fitness, Inc.*                                          15
      300   Vail Resorts, Inc.*                                               13
                                                                        --------
                                                                              28
                                                                        --------
            LEISURE PRODUCTS (0.1%)
      800   Brunswick Corp.                                                   17
    1,320   Callaway Golf Co.                                                 12
    1,100   Hasbro, Inc.                                                      42
    2,600   Mattel, Inc.                                                      60
      700   Polaris Industries, Inc.                                          41
      400   Pool Corp.                                                        10
                                                                        --------
                                                                             182
                                                                        --------
            MOTORCYCLE MANUFACTURERS (0.0%)
      300   Harley-Davidson, Inc.                                             10
                                                                        --------
            MOVIES & ENTERTAINMENT (0.3%)
      480   Cinemark Holdings, Inc.                                            9
      500   DreamWorks Animation SKG, Inc. "A"*                               20
    3,326   Live Nation, Inc.*                                                52
    5,200   News Corp. "A"                                                    80
   10,000   News Corp. "B"                                                   178
    2,500   Viacom, Inc. "A"*                                                 98
      900   Viacom, Inc. "B"*                                                 32
    4,192   Walt Disney Co.                                                  154
                                                                        --------
                                                                             623
                                                                        --------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    3,100   Eastman Kodak Co.*                                                19
                                                                        --------
            PUBLISHING (0.6%)
   40,700   Gannett Co., Inc.                                                693
   16,427   McGraw-Hill Companies, Inc.                                      554
      480   Meredith Corp.                                                    17
      800   Morningstar, Inc.*                                                38
      400   Valassis Communications, Inc.*                                    13
                                                                        --------
                                                                           1,315
                                                                        --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            RESTAURANTS (0.3%)
       26   Biglari Holdings, Inc.*                                     $     10
    2,600   Bob Evans Farms, Inc.                                             80
      700   Buffalo Wild Wings, Inc.*                                         29
      360   California Pizza Kitchen, Inc.*                                    7
      200   CEC Entertainment, Inc.*                                           8
      940   Cheesecake Factory, Inc.*                                         26
      300   Chipotle Mexican Grill, Inc. "A"*                                 40
      200   Cracker Barrel Old Country Store, Inc.                            10
      700   Darden Restaurants, Inc.                                          31
      500   Jack in the Box, Inc.*                                            12
    2,200   McDonald's Corp.                                                 155
    1,000   P.F. Chang's China Bistro, Inc.                                   44
      261   Panera Bread Co. "A"*                                             20
      240   Peet's Coffee & Tea, Inc.*                                        10
      560   Ruby Tuesday, Inc.*                                                6
    1,400   Starbucks Corp.                                                   36
      400   Texas Roadhouse, Inc. "A"*                                         6
    2,600   Wendy's/Arby's Group, Inc. "A"                                    14
    1,100   Yum! Brands, Inc.                                                 47
                                                                        --------
                                                                             591
                                                                        --------
            SPECIALIZED CONSUMER SERVICES (0.3%)
      400   Brinks Home Security Holdings, Inc.*                              17
      300   Coinstar, Inc.*                                                   13
   30,500   H&R Block, Inc.                                                  558
      540   Hillenbrand, Inc.                                                 13
      300   Matthews International Corp. "A"                                  11
      500   Regis Corp.                                                       10
      600   Sotheby's Holdings, Inc. "A"                                      20
                                                                        --------
                                                                             642
                                                                        --------
            SPECIALTY STORES (0.1%)
      480   Barnes & Noble, Inc.                                              10
      500   Dick's Sporting Goods, Inc.*                                      14
      500   Jo-Ann Stores, Inc.*                                              22
      300   Office Depot, Inc.*                                                2
    3,400   OfficeMax, Inc.*                                                  65
      500   PetSmart, Inc.                                                    16
      800   Sally Beauty Holdings, Inc.*                                       8
    1,300   Staples, Inc.                                                     31
      100   Tiffany & Co.                                                      5
      595   Tractor Supply Co.                                                40
                                                                        --------
                                                                             213
                                                                        --------
            TIRES & RUBBER (0.0%)
    3,200   Cooper Tire & Rubber Co.                                          68
      300   Goodyear Tire & Rubber Co.*                                        4
                                                                        --------
                                                                              72
                                                                        --------
            Total Consumer Discretionary                                  14,432
                                                                        --------
            CONSUMER STAPLES (4.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    1,473   Archer-Daniels-Midland Co.                                        41
    1,100   Bunge Ltd.                                                        58
      700   Darling International, Inc.*                                       7
      320   Fresh Del Monte Produce, Inc.*                                     7
                                                                        --------
                                                                             113
                                                                        --------
            DRUG RETAIL (0.1%)
    2,900   CVS Caremark Corp.                                               107
    1,900   Walgreen Co.                                                      67
                                                                        --------
                                                                             174
                                                                        --------

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            FOOD DISTRIBUTORS (0.0%)
      242   Andersons, Inc.                                             $      9
       80   Nash Finch Co.                                                     3
    1,100   Sysco Corp.                                                       35
      800   United Natural Foods, Inc.*                                       24
                                                                        --------
                                                                              71
                                                                        --------
            FOOD RETAIL (0.1%)
      780   Casey's General Stores, Inc.                                      30
    1,600   Kroger Co.                                                        36
      800   Ruddick Corp.                                                     28
    1,106   Safeway, Inc.                                                     26
      200   SUPERVALU, Inc.                                                    3
       80   Village Super Market, Inc. "A"                                     2
      610   Weis Markets, Inc.                                                23
      600   Whole Foods Market, Inc.*                                         23
    8,100   Winn Dixie Stores, Inc.*                                         102
                                                                        --------
                                                                             273
                                                                        --------
            HOUSEHOLD PRODUCTS (0.4%)
      433   Central Garden & Pet Co.*                                          5
      500   Clorox Co.                                                        32
    1,300   Colgate-Palmolive Co.                                            109
    2,000   Kimberly-Clark Corp.                                             123
    8,600   Procter & Gamble Co.                                             535
                                                                        --------
                                                                             804
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (0.1%)
    1,000   Costco Wholesale Corp.                                            59
    4,400   Wal-Mart Stores, Inc.                                            236
                                                                        --------
                                                                             295
                                                                        --------
            PACKAGED FOODS & MEAT (1.4%)
      200   American Italian Pasta Co.*                                        8
      200   Campbell Soup Co.                                                  7
    4,900   Chiquita Brands International, Inc.*                              74
      800   ConAgra Foods, Inc.                                               20
      700   Dean Foods Co.*                                                   11
      900   Del Monte Foods Co.                                               13
      200   Diamond Foods, Inc.                                                9
    1,100   General Mills, Inc.                                               78
      300   Green Mountain Coffee Roasters, Inc.*                             22
    1,069   H.J. Heinz Co.                                                    50
      400   Hain Celestial Group, Inc.*                                        8
   16,155   Hershey Co.                                                      759
      600   Hormel Foods Corp.                                                24
      600   J & J Snack Foods Corp.                                           28
      100   J.M. Smucker Co.                                                   6
      400   Kellogg Co.                                                       22
    3,500   Kraft Foods, Inc. "A"                                            104
    3,809   Lancaster Colony Corp.                                           209
    1,200   Lance, Inc.                                                       28
      100   McCormick & Co., Inc.                                              4
   25,564   Mead Johnson Nutrition Co.                                     1,319
      200   Sanderson Farms, Inc.                                             11
    1,800   Sara Lee Corp.                                                    26
      700   Smithfield Foods, Inc.*                                           13
      600   TreeHouse Foods, Inc.*                                            25
    1,200   Tyson Foods, Inc. "A"                                             24
                                                                        --------
                                                                           2,902
                                                                        --------
            Personal Products (1.3%)
      400   Alberto-Culver Co.                                                12
      700   Avon Products, Inc.                                               23
   37,400   Estee Lauder Companies, Inc. "A"                               2,465

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      500   Herbalife Ltd.                                              $     24
    1,700   NBTY, Inc.*                                                       69
      800   Nu Skin Enterprises, Inc. "A"                                     24
                                                                        --------
                                                                           2,617
                                                                        --------
            SOFT DRINKS (1.1%)
    4,700   Coca-Cola Co.                                                    251
   24,900   Coca-Cola Enterprises, Inc.                                      690
      700   Dr. Pepper Snapple Group, Inc.                                    23
      300   Hansen Natural Corp.*                                             13
   21,307   PepsiCo, Inc.                                                  1,390
                                                                        --------
                                                                           2,367
                                                                        --------
            Total Consumer Staples                                         9,616
                                                                        --------
            ENERGY (3.4%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
      674   Alpha Natural Resources, Inc.*                                    32
      100   Arch Coal, Inc.                                                    3
    1,600   CONSOL Energy, Inc.                                               71
      400   Massey Energy Co.                                                 14
      600   Patriot Coal Corp.*                                               12
      400   Peabody Energy Corp.                                              19
                                                                        --------
                                                                             151
                                                                        --------
            INTEGRATED OIL & GAS (1.8%)
    4,800   Chevron Corp.                                                    391
    3,500   ConocoPhillips                                                   207
   19,900   Exxon Mobil Corp.                                              1,350
      600   Hess Corp.                                                        38
    1,443   Marathon Oil Corp.                                                47
      570   Murphy Oil Corp.                                                  34
   19,600   Occidental Petroleum Corp.                                     1,738
                                                                        --------
                                                                           3,805
                                                                        --------
            OIL & GAS DRILLING (0.1%)
      400   Atwood Oceanics, Inc.*                                            15
      600   Diamond Offshore Drilling, Inc.                                   47
      300   Nabors Industries Ltd.*                                            6
      900   Parker Drilling Co.*                                               5
      100   Pride International, Inc.*                                         3
    4,660   Rowan Companies, Inc.*                                           139
                                                                        --------
                                                                             215
                                                                        --------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
      560   Baker Hughes, Inc.                                                28
      300   Bristow Group, Inc.*                                              12
      400   Cameron International Corp.*                                      16
      700   CARBO Ceramics, Inc.                                              51
      400   Complete Production Services, Inc.*                                6
    2,047   Dresser-Rand Group, Inc.*                                         72
      300   Dril-Quip, Inc.*                                                  17
    7,200   FMC Technologies, Inc.*                                          487
    1,800   Halliburton Co.                                                   55
    1,080   Key Energy Services, Inc.*                                        12
      200   Lufkin Industries, Inc.                                           17
    2,800   National-Oilwell Varco, Inc.                                     123
      300   Oceaneering International, Inc.*                                  20
      540   Oil States International, Inc.*                                   26
    8,000   Schlumberger Ltd.                                                571
      200   Seacor Holdings, Inc.*                                            17
      300   Smith International, Inc.                                         14
      700   TETRA Technologies, Inc.*                                          9
      300   Tidewater, Inc.                                                   16

================================================================================

7  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    2,200   Willbros Group, Inc.*                                       $     28
                                                                        --------
                                                                           1,597
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    1,000   Anadarko Petroleum Corp.                                          62
      900   Apache Corp.                                                      92
      280   Arena Resources, Inc.*                                            10
    1,600   Atlas Energy, Inc.*                                               58
      300   ATP Oil & Gas Corp.*                                               5
      400   Berry Petroleum Co. "A"                                           13
      300   Bill Barrett Corp.*                                               10
    1,000   BPZ Resources, Inc.*                                               7
    1,200   Brigham Exploration Co.*                                          23
    1,300   Chesapeake Energy Corp.                                           31
       80   Clayton Williams Energy, Inc.*                                     4
    1,400   CNX Gas Corp.*                                                    54
      180   Contango Oil & Gas Co.*                                           10
    3,700   Continental Resources, Inc.*                                     182
      600   Denbury Resources, Inc.*                                          11
      900   Devon Energy Corp.                                                61
    1,000   EOG Resources, Inc.                                              112
      100   Forest Oil Corp.*                                                  3
    1,880   Gran Tierra Energy, Inc.*                                         11
      100   Mariner Energy, Inc.*                                              2
      700   McMoRan Exploration Co.*                                           8
      500   Newfield Exploration Co.*                                         29
      200   Noble Energy, Inc.                                                15
      760   Penn Virginia Corp.                                               19
      700   Petrohawk Energy Corp.*                                           15
      500   Pioneer Natural Resources Co.                                     32
      100   Plains Exploration & Production Co.*                               3
      600   Range Resources Corp.                                             29
      400   Rosetta Resources, Inc.*                                          10
      100   SandRidge Energy, Inc.*                                            1
      700   Southwestern Energy Co.*                                          28
      400   Stone Energy Corp.*                                                7
      300   Swift Energy Co.*                                                 11
    1,800   W&T Offshore, Inc.                                                17
    1,400   XTO Energy, Inc.                                                  67
                                                                        --------
                                                                           1,052
                                                                        --------
            OIL & GAS REFINING & MARKETING (0.0%)
      300   Clean Energy Fuels Corp.*                                          5
      100   Sunoco, Inc.                                                       3
      100   Tesoro Corp.                                                       2
    1,400   Valero Energy Corp.                                               29
      300   World Fuel Services Corp.                                          9
                                                                        --------
                                                                              48
                                                                        --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    1,300   El Paso Corp.                                                     16
      400   Frontline Ltd.                                                    14
      680   Knightsbridge Tankers Ltd.                                        13
      360   Nordic American Tanker Shipping Ltd.                              11
      368   Ship Finance International Ltd.                                    7
      500   Southern Union Co.                                                13
    1,100   Spectra Energy Corp.                                              26
    1,100   Williams Companies, Inc.                                          26
                                                                        --------
                                                                             126
                                                                        --------
            Total Energy                                                   6,994
                                                                        --------

            FINANCIALS (6.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    2,374   American Capital Ltd.*                                            15

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      400   Ameriprise Financial, Inc.                                  $     19
    1,872   Apollo Investment Corp.                                           23
    1,343   Ares Capital Corp.                                                21
    2,400   Bank of New York Mellon Corp.                                     75
      500   BlackRock, Inc. "A"                                               92
      100   Capital Southwest Corp.                                            9
    4,800   Eaton Vance Corp.                                                169
    5,100   Federated Investors, Inc. "B" (a)                                123
    2,100   Franklin Resources, Inc.                                         243
    1,380   Invesco Ltd. ADR                                                  32
      100   Janus Capital Group, Inc.                                          1
      100   Legg Mason, Inc.                                                   3
      300   Northern Trust Corp.                                              16
    1,500   Penson Worldwide, Inc.*                                           14
    1,200   Prospect Capital Corp.                                            14
      100   SEI Investments Co.                                                2
    1,253   State Street Corp.                                                54
    2,100   T. Rowe Price Group, Inc.                                        121
      105   Virtus Investments Partners, Inc.*                                 3
      400   Waddell & Reed Financial, Inc. "A"                                15
       80   Westwood Holdings Group, Inc.                                      3
                                                                        --------
                                                                           1,067
                                                                        --------
            CONSUMER FINANCE (0.2%)
    4,500   American Express Co.                                             208
    2,000   Capital One Financial Corp.                                       87
      300   Cash America International, Inc.                                  11
    1,400   Discover Financial Services                                       22
      400   EZCORP, Inc. "A"*                                                  8
    1,100   SLM Corp.*                                                        13
      280   World Acceptance Corp.*                                           10
                                                                        --------
                                                                             359
                                                                        --------
            DIVERSIFIED BANKS (1.2%)
      100   Comerica, Inc.                                                     4
    4,900   U.S. Bancorp                                                     131
   70,500   Wells Fargo & Co.                                              2,335
                                                                        --------
                                                                           2,470
                                                                        --------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      80    Tejon Ranch Co.*                                                   2
                                                                        --------
            INSURANCE BROKERS (0.0%)
    1,000   Aon Corp.                                                         43
      511   Arthur J. Gallagher & Co.                                         13
      900   Marsh & McLennan Companies, Inc.                                  22
                                                                        --------
                                                                              78
                                                                        --------
            INVESTMENT BANKING & BROKERAGE (0.4%)
    2,100   Charles Schwab Corp.                                              41
    4,200   Goldman Sachs Group, Inc.                                        610
      460   Greenhill & Co., Inc.                                             40
      480   Investment Technology Group, Inc.*                                 8
      300   KBW, Inc.*                                                         9
      800   Knight Capital Group, Inc. "A"*                                   13
      500   Lazard Ltd. "A"                                                   19
      800   MF Global Holdings Ltd.*                                           7
    2,800   Morgan Stanley                                                    85
      200   Piper Jaffray Co., Inc.*                                           8
      500   Raymond James Financial, Inc.                                     15
      300   Stifel Financial Corp.*                                           17
      800   TD Ameritrade Holding Corp.*                                      16
                                                                        --------
                                                                             888
                                                                        --------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            LIFE & HEALTH INSURANCE (0.2%)
    1,010   AFLAC, Inc.                                                 $     51
    2,120   Conseco, Inc.*                                                    13
      400   Delphi Financial Group, Inc. "A"                                  11
      800   Lincoln National Corp.                                            24
    1,300   MetLife, Inc.                                                     59
      100   National Western Life Insurance Co. "A"                           19
    1,700   Principal Financial Group, Inc.                                   50
      560   Protective Life Corp.                                             14
    1,100   Prudential Financial, Inc.                                        70
      400   StanCorp Financial Group, Inc.                                    18
      400   Torchmark Corp.                                                   21
    2,560   Unum Group                                                        63
                                                                        --------
                                                                             413
                                                                        --------
            MULTI-LINE INSURANCE (0.4%)
      500   American Financial Group, Inc.                                    15
    1,700   American International Group, Inc.* (a)                           66
      400   Assurant, Inc.                                                    14
   41,300   Genworth Financial, Inc. "A"*                                    682
    2,400   Hartford Financial Services Group, Inc.                           68
      500   HCC Insurance Holdings, Inc.                                      14
      641   Horace Mann Educators Corp.                                       11
      800   Loews Corp.                                                       30
      400   Unitrin, Inc.                                                     12
                                                                        --------
                                                                             912
                                                                        --------
            MULTI-SECTOR HOLDINGS (0.0%)
    1,000   Compass Diversified Holdings                                      14
      100   Leucadia National Corp.*                                           3
      700   PICO Holdings, Inc.*                                              25
                                                                        --------
                                                                              42
                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   23,400   Bank of America Corp.                                            417
  144,300   Citigroup, Inc.*                                                 631
    9,487   JPMorgan Chase & Co.                                             404
                                                                        --------
                                                                           1,452
                                                                        --------
            PROPERTY & CASUALTY INSURANCE (0.3%)
      400   Allied World Assurance Co. Holdings Ltd.                          17
    1,300   Allstate Corp.                                                    42
      240   Argo Group International Holdings Ltd.                             8
      600   Aspen Insurance Holdings Ltd.                                     16
    1,300   Assured Guaranty Ltd.                                             28
    1,100   Axis Capital Holdings Ltd.                                        34
      400   Baldwin & Lyons, Inc. "B"                                         10
    1,100   Chubb Corp.                                                       58
      100   Cincinnati Financial Corp.                                         3
      400   CNA Financial Corp.*                                              11
    1,218   Employers Holdings, Inc.                                          20
      200   Fidelity National Financial, Inc. "A"                              3
      742   First American Corp.                                              26
    1,000   Harleysville Group, Inc.                                          32
      180   Infinity Property & Casualty Corp.                                 8
      100   MBIA, Inc.*                                                        1
      200   Navigators Group, Inc.*                                            8
      300   Old Republic International Corp.                                   5
      600   ProAssurance Corp.*                                               37
    1,300   Progressive Corp.                                                 26
      500   RLI Corp.                                                         29
       96   Safety Insurance Group, Inc.                                       4
    3,450   Selective Insurance Group, Inc.                                   58
    1,943   State Auto Financial Corp.                                        35
      400   Tower Group, Inc.                                                  9

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    2,200   Travelers Companies, Inc.                                   $    112
      600   W.R. Berkley Corp.                                                16
      100   White Mountains Insurance Group Ltd.                              34
      500   XL Capital Ltd. "A"                                                9
                                                                        --------
                                                                             699
                                                                        --------
            REAL ESTATE DEVELOPMENT (0.0%)
     420    Forestar Group, Inc.*                                              9
                                                                        --------
            REAL ESTATE SERVICES (0.1%)
    3,333   Altisource Portfolio Solutions S.A.*                              81
      300   CB Richard Ellis Group, Inc. "A"*                                  5
                                                                        --------
                                                                              86
                                                                        --------
            REGIONAL BANKS (0.7%)
       83   Arrow Financial Corp.                                              2
      100   Associated Banc Corp.                                              1
      773   BancorpSouth, Inc.                                                17
      400   Bank of Hawaii Corp.                                              21
      700   Bank of the Ozarks, Inc.                                          27
    1,400   BB&T Corp.                                                        47
      300   CapitalSource, Inc.                                                2
      650   Cathay General Bancorp                                             8
      700   Chemical Financial Corp.                                          17
       39   Citizens & Northern Corp.                                          1
      700   City Holding Co.                                                  24
      760   Columbia Banking System, Inc.                                     17
    1,400   Community Bank System, Inc.                                       35
      500   Cullen/Frost Bankers, Inc.                                        30
    2,295   CVB Financial Corp.                                               25
      900   East West Bancorp, Inc.                                           18
    1,000   F.N.B. Corp.                                                       9
    3,600   Fifth Third Bancorp                                               54
      189   First Citizens BancShares, Inc. "A"                               39
    1,725   First Commonwealth Financial Corp.                                11
      900   First Financial Bancorp                                           17
    1,362   First Financial Bankshares, Inc.                                  73
      300   First Financial Corp.                                              9
    1,505   First Midwest Bancorp, Inc.                                       23
    1,108   Firstmerit Corp.                                                  26
    7,200   Fulton Financial Corp.                                            76
      600   Glacier Bancorp, Inc.                                             11
      600   Hancock Holding Co.                                               25
      309   Home BancShares, Inc.                                              9
    2,365   Huntington Bancshares, Inc.                                       16
      180   IBERIABANK Corp.                                                  11
    1,900   International Bancshares Corp.                                    46
    1,900   KeyCorp                                                           17
      417   M&T Bank Corp.                                                    36
      800   Marshall & Ilsley Corp.                                            7
      800   MB Financial, Inc.                                                20
    1,100   National Penn Bancshares, Inc.                                     8
    1,000   NBT Bancorp, Inc.                                                 24
      700   Old National Bancorp                                               9
       80   Park National Corp.                                                5
    1,148   PNC Financial Services Group, Inc.                                77
      400   PrivateBancorp, Inc.                                               6
      800   Prosperity Bancshares, Inc.                                       31
    2,565   Regions Financial Corp.                                           23
      400   Renasant Corp.                                                     7
    2,100   S&T Bancorp, Inc.                                                 50
      360   S.Y. Bancorp, Inc.                                                 9
      240   SCBT Financial Corp.                                              10
      800   Signature Bank*                                                   32
      240   Simmons First National Corp. "A"                                   7

================================================================================

11  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

       80   Suffolk Bancorp                                             $      2
    1,100   SunTrust Banks, Inc.                                              33
    1,020   Susquehanna Bancshares, Inc.                                      11
      280   SVB Financial Group*                                              14
    3,100   Synovus Financial Corp.                                            9
      360   Texas Capital Bancshares, Inc.*                                    7
      500   Trustmark Corp.                                                   12
      900   UMB Financial Corp.                                               38
    2,820   Umpqua Holdings Corp.                                             42
      300   United Bankshares, Inc.                                            9
      100   Valley National Bancorp                                            2
      500   Webster Financial Corp.                                           10
    1,500   Westamerica Bancorp                                               88
      300   Wintrust Financial Corp.                                          11
      100   Zions Bancorp                                                      3
                                                                        --------
                                                                           1,416
                                                                        --------
            REINSURANCE (0.2%)
      300   Arch Capital Group Ltd.*                                          23
    4,200   Endurance Specialty Holdings Ltd.                                155
      200   Enstar Group Ltd.*                                                13
      400   Everest Reinsurance Group Ltd.                                    31
    1,109   Flagstone Reinsurance Holdings Ltd.                               12
      400   Greenlight Capital Re Ltd. "A"*                                   10
      400   Max Capital Group Ltd.                                             9
      720   Montpelier Re Holdings Ltd.                                       12
      600   PartnerRe Ltd.                                                    47
      440   Platinum Underwriters Holdings Ltd.                               16
      500   RenaissanceRe Holdings Ltd.                                       28
      300   Transatlantic Holdings, Inc.                                      15
      600   Validus Holdings Ltd.                                             15
                                                                        --------
                                                                             386
                                                                        --------
            REITs - DIVERSIFIED (0.1%)
    1,060   Colonial Properties Trust                                         17
    3,710   Cousins Properties, Inc.                                          30
      600   Liberty Property Trust, Inc.                                      20
        3   One Liberty Properties, Inc.                                      --
      400   PS Business Parks, Inc.                                           24
      614   Vornado Realty Trust                                              51
      900   Washington REIT                                                   28
                                                                        --------
                                                                             170
                                                                        --------
            REITs - INDUSTRIAL (0.0%)
      500   AMB Property Corp.                                                14
    1,720   DCT Industrial Trust, Inc.                                         9
      600   EastGroup Properties, Inc.                                        25
    1,000   ProLogis                                                          13
                                                                        --------
                                                                              61
                                                                        --------
            REITs - MORTGAGE (0.7%)
   74,900   Annaly Capital Management, Inc.                                1,270
    1,820   Anworth Mortgage Asset Corp.                                      12
    1,100   Capstead Mortgage Corp.                                           12
    4,800   Chimera Investment Corp.                                          20
      700   Hatteras Financial Corp.                                          19
    3,500   MFA Mortgage Investments, Inc.                                    25
    1,100   Redwood Trust, Inc.                                               18
      360   Starwood Property Trust, Inc.                                      7
                                                                        --------
                                                                           1,383
                                                                        --------
            REITs - OFFICE (0.1%)
      200   Alexandria Real Estate Equities, Inc.                             14
    1,300   BioMed Realty Trust, Inc.                                         24
      400   Boston Properties, Inc.                                           32

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      300   Corporate Office Properties Trust                           $     12
      400   Digital Realty Trust, Inc.                                        23
      200   Duke Realty Corp.                                                  3
    1,000   Franklin Street Properties Corp.                                  15
      900   Highwoods Properties, Inc.                                        29
      200   HRPT Properties Trust                                              2
      700   Kilroy Realty Corp.                                               24
    1,858   Lexington Realty Trust                                            13
      300   Mack-Cali Realty Corp.                                            10
      300   SL Green Realty Corp.                                             19
                                                                        --------
                                                                             220
                                                                        --------
            REITs - RESIDENTIAL (0.1%)
     900    American Campus Communities, Inc.                                 25
     300    AvalonBay Communities, Inc.                                       31
     300    Camden Property Trust                                             14
     400    Equity LifeStyle Properties, Inc.                                 22
     700    Equity Residential Properties Trust                               32
     200    Essex Property Trust, Inc.                                        21
     700    Home Properties, Inc.                                             35
     500    Mid-America Apartment Communities, Inc.                           28
     800    Post Properties, Inc.                                             21
     100    UDR, Inc.                                                          2
                                                                        --------
                                                                             231
                                                                        --------
            REITs - RETAIL (0.2%)
      693   Acadia Realty Trust                                               13
    1,600   CBL & Associates Properties, Inc.                                 23
    2,100   Developers Diversified Realty Corp.                               26
      800   Equity One, Inc.                                                  16
      300   Federal Realty Investment Trust                                   23
      640   Inland Real Estate Corp.                                           6
      500   Kimco Realty Corp.                                                 8
      422   Macerich Co.                                                      19
    1,100   National Retail Properties, Inc.                                  26
      500   Realty Income Corp.                                               16
      300   Regency Centers Corp.                                             12
      921   Simon Property Group, Inc.                                        82
      700   Tanger Factory Outlet Centers, Inc.                               29
      300   Taubman Centers, Inc.                                             13
      500   Weingarten Realty Investors                                       12
                                                                        --------
                                                                             324
                                                                        --------
            REITs - SPECIALIZED (0.3%)
    1,687   DiamondRock Hospitality Co.                                       19
      700   Entertainment Properties Trust                                    31
    1,300   Extra Space Storage, Inc.                                         20
      900   HCP, Inc.                                                         29
      500   Health Care REIT, Inc.                                            22
      500   Healthcare Realty Trust, Inc.                                     12
      500   Hospitality Properties Trust                                      13
    1,121   Host Hotels & Resorts, Inc.                                       18
      500   LaSalle Hotel Properties                                          13
      300   LTC Properties, Inc.                                               8
      680   Medical Properties Trust, Inc.                                     7
      500   National Health Investors, Inc.                                   20
      400   Nationwide Health Properties, Inc.                                14
    1,100   OMEGA Healthcare Investors, Inc.                                  22
      500   Plum Creek Timber Co., Inc.                                       20
    1,088   Potlatch Corp.                                                    41
      750   Public Storage                                                    73
    1,091   Rayonier, Inc.                                                    53
      600   Senior Housing Properties Trust                                   14
      500   Sovran Self Storage, Inc.                                         18
      822   Sunstone Hotel Investors, Inc.                                    10

================================================================================

13  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      500   Ventas, Inc.                                                $     24
                                                                        --------
                                                                             501
                                                                        --------
            SPECIALIZED FINANCE (0.4%)
      520   MarketAxess Holdings, Inc.                                         8
   15,700   Moody's Corp.                                                    388
      760   MSCI, Inc. "A"*                                                   26
   13,900   NYSE Euronext                                                    454
      500   PHH Corp.*                                                        12
       80   Portfolio Recovery Associates, Inc.*                               5
                                                                        --------
                                                                             893
                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
      700   Astoria Financial Corp.                                           11
      200   First Niagara Financial Group, Inc.                                3
      800   Hudson City Bancorp, Inc.                                         11
    2,742   Kearny Financial Corp.                                            28
    6,000   MGIC Investment Corp.*                                            63
      600   New York Community Bancorp, Inc.                                  10
    1,500   NewAlliance Bancshares, Inc.                                      19
      500   People's United Financial, Inc.                                    8
    1,600   Provident Financial Services, Inc.                                21
    1,300   Radian Group, Inc.                                                18
    2,884   TrustCo Bank Corp. NY                                             19
                                                                        --------
                                                                             211
                                                                        --------
            Total Financials                                              14,273
                                                                        --------
            HEALTH CARE (7.8%)
            ------------------
            BIOTECHNOLOGY (2.4%)
      300   Acorda Therapeutics, Inc.*                                        12
    2,100   Alexion Pharmaceuticals, Inc.*                                   115
    3,600   Alkermes, Inc.*                                                   47
      200   AMAG Pharmaceuticals, Inc.*                                        7
   18,300   Amgen, Inc.*                                                   1,050
      100   Amylin Pharmaceuticals, Inc.*                                      2
      700   Biogen Idec, Inc.*                                                37
    2,200   Celgene Corp.*                                                   136
   35,000   Cephalon, Inc.*                                                2,247
      500   Cepheid*                                                          10
      500   Cubist Pharmaceuticals, Inc.*                                     11
      100   Dendreon Corp.*                                                    5
    1,240   Exelixis, Inc.*                                                    7
      900   Genzyme Corp.*                                                    48
   24,100   Gilead Sciences, Inc.*                                           956
      500   Halozyme Therapeutics, Inc.*                                       4
    1,900   Human Genome Sciences, Inc.*                                      53
      871   Immunogen, Inc.*                                                   9
    6,000   Incyte Corp.*                                                     81
      300   InterMune, Inc.*                                                  13
      800   Isis Pharmaceuticals, Inc.*                                        9
      700   Martek Biosciences Corp.*                                         15
      600   Myriad Genetics, Inc.*                                            14
      500   Onyx Pharmaceuticals, Inc.*                                       14
    1,000   PDL BioPharma, Inc.                                                6
      900   Regeneron Pharmaceuticals, Inc.*                                  23
      600   Savient Pharmaceuticals, Inc.*                                     9
      700   Seattle Genetics, Inc.*                                            9
      600   Theravance, Inc.*                                                 10
      300   United Therapeutics Corp.*                                        17
      300   Vertex Pharmaceuticals, Inc.*                                     12
                                                                        --------
                                                                           4,988
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.1%)
      600   AmerisourceBergen Corp.                                           19

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      600   Cardinal Health, Inc.                                       $     21
      800   Henry Schein, Inc.*                                               48
      400   McKesson Corp.                                                    26
       80   MWI Veterinary Supply, Inc.*                                       3
      520   Owens & Minor, Inc.                                               16
      500   PSS World Medical, Inc.*                                          12
                                                                        --------
                                                                             145
                                                                        --------
            HEALTH CARE EQUIPMENT (0.9%)
      360   Abaxis, Inc.*                                                      9
      600   American Medical Systems Holdings, Inc.*                          11
      440   AngioDynamics, Inc.*                                               7
    1,100   Baxter International, Inc.                                        52
      300   Beckman Coulter, Inc.                                             19
    2,200   Becton, Dickinson and Co.                                        168
    3,123   Boston Scientific Corp.*                                          21
      100   C.R. Bard, Inc.                                                    9
    1,300   CareFusion Corp.*                                                 36
      420   Conceptus, Inc.*                                                   8
      200   Edwards Lifesciences Corp.*                                       21
      600   ev3, Inc.*                                                        11
    2,115   Greatbatch, Inc.*                                                 47
   16,900   Hologic, Inc.*                                                   302
    2,000   Hospira, Inc.*                                                   108
      200   Integra LifeSciences Holdings Corp.*                               9
      300   Intuitive Surgical, Inc.*                                        108
      603   Invacare Corp.                                                    16
    1,200   Kinetic Concepts, Inc.*                                           52
    1,000   Masimo Corp.                                                      23
    7,600   Medtronic, Inc.                                                  332
      300   NuVasive, Inc.*                                                   12
      300   ResMed, Inc.*                                                     21
      800   St. Jude Medical, Inc.*                                           33
      980   Steris Corp.                                                      33
    2,900   Stryker Corp.                                                    167
    2,400   Thoratec Corp.*                                                  107
    2,900   Varian Medical Systems, Inc.*                                    163
      900   Volcano Corp.*                                                    22
      300   Zimmer Holdings, Inc.*                                            18
                                                                        --------
                                                                           1,945
                                                                        --------
            HEALTH CARE FACILITIES (0.1%)
      800   AmSurg Corp.*                                                     17
      600   Community Health Systems, Inc.*                                   24
      440   Hanger Orthopedic Group, Inc.*                                     8
      300   Health Management Associates, Inc. "A"*                            3
      720   HealthSouth Corp.*                                                15
       80   National Healthcare Corp.                                          3
    1,100   Psychiatric Solutions, Inc.*                                      35
    2,400   Tenet Healthcare Corp.*                                           15
                                                                        --------
                                                                             120
                                                                        --------
            HEALTH CARE SERVICES (0.2%)
       80   Air Methods Corp.*                                                 3
      700   Amedisys, Inc.*                                                   40
      320   Bio-Reference Laboratories, Inc.*                                  7
      700   Catalyst Health Solutions, Inc.*                                  30
      200   Chemed Corp.                                                      11
       77   CorVel Corp.*                                                      2
      300   Emergency Medical Services Corp. "A"*                             16
      500   Express Scripts, Inc.*                                            50
      800   Gentiva Health Services, Inc.*                                    23
      300   HMS Holdings Corp.*                                               16
      300   inVentiv Health, Inc.*                                             7
       80   Landauer, Inc.                                                     5

================================================================================

15  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      384   Lincare Holdings, Inc.*                                    $      18
    4,800   Medco Health Solutions, Inc.*                                    283
      500   Omnicare, Inc.                                                    14
      500   Quest Diagnostics, Inc.                                           29
                                                                        --------
                                                                             554
                                                                        --------
            HEALTH CARE SUPPLIES (0.1%)
    2,300   Align Technology, Inc.*                                           39
      300   Cooper Companies, Inc.                                            12
      100   DENTSPLY International, Inc.                                       4
      400   Haemonetics Corp.*                                                23
    3,600   Immucor Corp.*                                                    77
      400   Inverness Medical Innovations, Inc.*                              16
      300   Meridian Bioscience, Inc.                                          6
      600   Neogen Corp.*                                                     16
       22   TranS1, Inc.*                                                     --
      300   West Pharmaceutical Services, Inc.                                12
                                                                        --------
                                                                             205
                                                                        --------
            HEALTH CARE TECHNOLOGY (0.0%)
      300   athenahealth, Inc.*                                                9
      400   Cerner Corp.*                                                     34
      160   Computer Programs and Systems, Inc.                                7
      500   Eclipsys Corp.*                                                   10
      300   MedAssets, Inc.*                                                   7
      560   Omnicell, Inc.*                                                    7
      200   Quality Systems, Inc.                                             13
                                                                        --------
                                                                              87
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,000   Affymetrix, Inc.*                                                  7
      300   Bio-Rad Laboratories, Inc. "A"*                                   34
      200   Dionex Corp.*                                                     16
      100   Illumina, Inc.*                                                    4
      200   Life Technologies Corp.*                                          11
      400   Luminex Corp.*                                                     6
      500   PAREXEL International Corp.*                                      12
    1,000   Thermo Fisher Scientific, Inc.*                                   55
    2,876   Waters Corp.*                                                    207
                                                                        --------
                                                                             352
                                                                        --------
            MANAGED HEALTH CARE (1.6%)
    1,115   Aetna, Inc.                                                       33
      500   AMERIGROUP Corp.*                                                 18
      400   Centene Corp.*                                                     9
      935   CIGNA Corp.                                                       30
      530   Coventry Health Care, Inc.*                                       13
      810   HealthSpring, Inc.*                                               14
   23,900   Humana, Inc.*                                                  1,093
      700   Magellan Health Services, Inc.*                                   29
      900   Molina Healthcare, Inc.*                                          26
    2,800   UnitedHealth Group, Inc.                                          85
      380   WellCare Health Plans, Inc.*                                      11
   36,500   WellPoint, Inc.*                                               1,964
                                                                        --------
                                                                           3,325
                                                                        --------
            PHARMACEUTICALS (2.2%)
    3,700   Abbott Laboratories                                              189
    3,400   Allergan, Inc.                                                   216
      400   Auxilium Pharmaceuticals, Inc.*                                   14
   14,100   Bristol-Myers Squibb Co.                                         357
    2,000   Eli Lilly and Co.                                                 70
   53,868   Endo Pharmaceuticals Holdings, Inc.*                           1,180
   14,700   Forest Laboratories, Inc.*                                       401
    1,000   Impax Laboratories, Inc.*                                         18

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    5,600   Johnson & Johnson                                           $    360
      300   King Pharmaceuticals, Inc.*                                        3
      480   MAP Pharmaceuticals, Inc.*                                         9
    6,800   Medicines Co.*                                                    50
   21,039   Medicis Pharmaceutical Corp. "A"                                 534
   19,145   Merck & Co., Inc.                                                671
    2,500   Mylan, Inc.*                                                      55
    1,200   Nektar Therapeutics*                                              17
      300   Par Pharmaceutical Companies, Inc.*                                8
   16,784   Pfizer, Inc.                                                     281
    1,000   Salix Pharmaceuticals Ltd.*                                       40
      376   Teva Pharmaceutical Industries Ltd. ADR                           22
      384   Valeant Pharmaceuticals International*                            17
      600   ViroPharma, Inc.*                                                  8
      800   VIVUS, Inc.*                                                       8
      400   Watson Pharmaceuticals, Inc.*                                     17
                                                                        --------
                                                                           4,545
                                                                        --------
            Total Health Care                                             16,266
                                                                        --------
            INDUSTRIALS (3.0%)
            ------------------
            AEROSPACE & DEFENSE (0.5%)
      300   AAR Corp.*                                                         7
       80   AeroVironment, Inc.*                                               2
      528   Alliant Techsystems, Inc.*                                        43
      200   American Science and Engineering, Inc.                            15
    2,800   Boeing Co.                                                       203
    1,300   Cubic Corp.                                                       49
      400   Curtiss-Wright Corp.                                              14
      300   Esterline Technologies Corp.*                                     17
      700   General Dynamics Corp.                                            53
      400   Goodrich Corp.                                                    30
      250   HEICO Corp.                                                       11
      800   Hexcel Corp.*                                                     13
    1,600   Honeywell International, Inc.                                     76
      800   ITT Corp.                                                         44
      100   L-3 Communications Holdings, Inc.                                  9
    1,100   Lockheed Martin Corp.                                             93
      800   Northrop Grumman Corp.                                            54
      500   Orbital Sciences Corp.*                                            9
      200   Precision Castparts Corp.                                         26
    1,200   Raytheon Co.                                                      70
      500   Rockwell Collins, Inc.                                            33
      300   Teledyne Technologies, Inc.*                                      13
      100   Triumph Group, Inc.                                                8
    1,600   United Technologies Corp.                                        120
                                                                        --------
                                                                           1,012
                                                                        --------
            AIR FREIGHT & LOGISTICS (0.1%)
      200   Atlas Air Worldwide Holdings, Inc.*                               11
      600   C.H. Robinson Worldwide, Inc.                                     36
      200   Expeditors International of Washington, Inc.                       8
      700   FedEx Corp.                                                       63
      300   Hub Group, Inc. "A"*                                              10
    1,900   United Parcel Service, Inc. "B"                                  131
      800   UTi Worldwide, Inc.                                               13
                                                                        --------
                                                                             272
                                                                        --------
            AIRLINES (0.4%)
    3,468   AirTran Holdings, Inc.*                                           18
   10,048   Alaska Air Group, Inc.*                                          416
    1,100   Allegiant Travel Co.*                                             57
      500   AMR Corp.*                                                         4
      100   Continental Airlines, Inc. "B"*                                    2

================================================================================

17  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      300   Copa Holdings S.A. "A"                                     $      17
   25,700   Delta Air Lines, Inc.*                                           310
    2,360   JetBlue Airways Corp.*                                            13
      500   SkyWest, Inc.                                                      7
    1,300   Southwest Airlines Co.                                            17
    1,800   UAL Corp.*                                                        39
    1,360   US Airways Group, Inc.*                                           10
                                                                        --------
                                                                             910
                                                                        --------
            BUILDING PRODUCTS (0.2%)
      480   AAON, Inc.                                                        11
    9,500   Armstrong World Industries, Inc.*                                414
    4,687   Griffon Corp.*                                                    66
      500   Lennox International, Inc.                                        23
      600   Masco Corp.                                                       10
      300   Simpson Manufacturing Co., Inc.                                   10
      485   Trex Co., Inc.*                                                   12
      200   Universal Forest Products, Inc.                                    8
                                                                        --------
                                                                             554
                                                                        --------
            COMMERCIAL PRINTING (0.0%)
      400   Cenveo, Inc.*                                                      4
      400   Deluxe Corp.                                                       8
      800   R.R. Donnelley & Sons Co.                                         17
                                                                        --------
                                                                              29
                                                                        --------
            CONSTRUCTION & ENGINEERING (0.1%)
      400   AECOM Technology Corp.*                                           12
      947   Dycom Industries, Inc.*                                           10
      600   EMCOR Group, Inc.*                                                17
      792   Fluor Corp.                                                       42
      800   Granite Construction, Inc.                                        27
      300   Insituform Technologies, Inc. "A"*                                 7
      400   Jacobs Engineering Group, Inc.*                                   19
      700   KBR, Inc.                                                         16
      200   Quanta Services, Inc.*                                             4
      600   Shaw Group, Inc.*                                                 23
                                                                        --------
                                                                             177
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
      600   Bucyrus International, Inc.                                       38
    1,200   Caterpillar, Inc.                                                 82
      300   Cummins, Inc.                                                     21
      800   Deere & Co.                                                       48
    4,660   Federal Signal Corp.                                              37
    2,200   Force Protection, Inc.*                                           12
      400   Joy Global, Inc.                                                  23
      500   Manitowoc Co., Inc.                                                7
      500   Navistar International Corp.*                                     24
      500   Oshkosh Corp.*                                                    19
      600   PACCAR, Inc.                                                      28
    1,000   Sauer-Danfoss, Inc.*                                              16
      442   WABCO Holdings, Inc.*                                             15
                                                                        --------
                                                                             370
                                                                        --------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
     600    Cintas Corp.                                                      16
     300    Healthcare Services Group, Inc.                                    6
     100    Iron Mountain, Inc.                                                3
                                                                        --------
                                                                              25
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     600    A. O. Smith Corp.                                                 31
     280    Acuity Brands, Inc.                                               13
     400    American Superconductor Corp.*                                    12

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      400   Baldor Electric Co.                                        $      15
      440   Belden, Inc.                                                      12
      700   Brady Corp. "A"                                                   24
    2,100   Emerson Electric Co.                                             110
    1,900   EnerSys*                                                          49
      300   First Solar, Inc.*                                                43
      200   Franklin Electric Co., Inc.                                        7
    9,185   General Cable Corp.*                                             262
    1,000   GrafTech International Ltd.*                                      17
      200   II-IV, Inc.*                                                       7
      300   Regal-Beloit Corp.                                                19
      500   Rockwell Automation, Inc.                                         30
      400   Thomas & Betts Corp.*                                             17
    1,400   Woodward Governor Co.                                             45
                                                                        --------
                                                                             713
                                                                        --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      793   ABM Industries, Inc.                                              17
      200   Clean Harbors, Inc.*                                              13
    2,284   Energy Solutions, Inc.                                            17
      500   Republic Services, Inc.                                           15
      400   Rollins, Inc.                                                      9
      500   Tetra Tech, Inc.*                                                 12
    1,100   Waste Management, Inc.                                            38
                                                                        --------
                                                                             121
                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      400   Korn/Ferry International*                                          6
      100   Robert Half International, Inc.                                    3
      707   Towers Watson & Co. "A"                                           34
                                                                        --------
                                                                              43
                                                                        --------
            INDUSTRIAL CONGLOMERATES (0.4%)
    2,800   3M Co.                                                           248
      400   Carlisle Companies, Inc.                                          15
   29,100   General Electric Co.                                             549
    1,700   McDermott International, Inc.*                                    47
      300   Textron, Inc.                                                      7
    1,600   Tredegar Corp.                                                    27
                                                                        --------
                                                                             893
                                                                        --------
            INDUSTRIAL MACHINERY (0.2%)
      600   Actuant Corp. "A"                                                 14
      400   Barnes Group, Inc.                                                 8
      760   Blount International, Inc.*                                        8
      900   Briggs & Stratton Corp.                                           21
       80   CIRCOR International, Inc.                                         3
      400   CLARCOR, Inc.                                                     15
      330   Crane Co.                                                         12
      400   Danaher Corp.                                                     34
      200   Dover Corp.                                                       10
      200   Eaton Corp.                                                       15
      200   ESCO Technologies, Inc.                                            6
      300   Flowserve Corp.                                                   34
      355   Harsco Corp.                                                      11
      800   Illinois Tool Works, Inc.                                         41
      600   Kaydon Corp.                                                      25
       80   L.B. Foster Co. "A"*                                               2
      100   Middleby Corp.*                                                    6
      300   Mueller Industries, Inc.                                           9
    1,400   Mueller Water Products, Inc. "A"                                   8
      400   Nordson Corp.                                                     29
       50   Omega Flex, Inc.                                                   1
      400   Pall Corp.                                                        16
      200   Parker-Hannifin Corp.                                             14

================================================================================

19  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      280   RBC Bearings, Inc.*                                        $       9
      754   Robbins & Myers, Inc.                                             20
    1,210   Tennant Co.                                                       42
      500   Timken Co.                                                        18
      180   Watts Water Technologies, Inc. "A"                                 6
                                                                        --------
                                                                             437
                                                                        --------
            MARINE (0.0%)
      400   Kirby Corp.*                                                      17
                                                                        --------
            OFFICE SERVICES & SUPPLIES (0.1%)
      400   Avery Dennison Corp.                                              16
    1,000   Herman Miller, Inc.                                               21
      400   HNI Corp.                                                         12
      200   Mine Safety Appliances Co.                                         6
      200   Pitney Bowes, Inc.                                                 5
    2,800   Sykes Enterprises, Inc.*                                          64
      200   United Stationers, Inc.*                                          12
                                                                        --------
                                                                             136
                                                                        --------
            RAILROADS (0.1%)
      900   CSX Corp.                                                         50
      300   Genesee & Wyoming, Inc. "A"*                                      12
      700   Norfolk Southern Corp.                                            42
      900   Union Pacific Corp.                                               68
                                                                        --------
                                                                             172
                                                                        --------
            RESEARCH & CONSULTING SERVICES (0.1%)
       80   Advisory Board Co.*                                                3
      300   Corporate Executive Board Co.                                      8
      200   CoStar Group, Inc.*                                                9
      300   CRA International, Inc.*                                           7
      400   Equifax, Inc.                                                     13
    1,279   FTI Consulting, Inc.*                                             53
    1,000   Navigant Consulting, Inc.*                                        13
      400   Resources Connection, Inc.*                                        7
      800   Verisk Analytics, Inc. "A"*                                       22
                                                                        --------
                                                                             135
                                                                        --------
            SECURITY & ALARM SERVICES (0.0%)
      465   Brink's Co.                                                       12
      400   GEO Group, Inc.*                                                   9
                                                                        --------
                                                                              21
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
      400   Applied Industrial Technologies, Inc.                             12
    1,200   Beacon Roofing Supply, Inc.*                                      27
      100   Fastenal Co.                                                       6
      420   Interline Brands, Inc.*                                            9
    1,325   MSC Industrial Direct Co., Inc. "A"                               72
      460   Rush Enterprises, Inc. "A"*                                        7
      200   Watsco, Inc.                                                      12
      640   WESCO International, Inc.*                                        26
                                                                        --------
                                                                             171
                                                                        --------
            TRUCKING (0.1%)
      200   Arkansas Best Corp.                                                6
    1,200   Avis Budget Group, Inc.*                                          18
      500   Dollar Thrifty Automotive Group, Inc.*                            22
      400   Heartland Express, Inc.                                            7
      100   Hertz Global Holdings, Inc.*                                       1
      500   Knight Transportation, Inc.                                       11
      200   Old Dominion Freight Line, Inc.*                                   7
      400   Ryder System, Inc.                                                19

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      800   Werner Enterprises, Inc.                                    $     18
                                                                        --------
                                                                             109
                                                                        --------
            Total Industrials                                              6,317
                                                                        --------
            INFORMATION TECHNOLOGY (10.0%)
            ------------------------------
            APPLICATION SOFTWARE (0.3%)
      300   ACI Worldwide, Inc.*                                               6
      900   Adobe Systems, Inc.*                                              30
      380   Advent Software, Inc.*                                            17
    1,772   ANSYS, Inc.*                                                      80
    1,400   AsiaInfo Holdings, Inc.*                                          40
      700   Autodesk, Inc.*                                                   24
      400   Blackbaud, Inc.                                                    9
      300   Blackboard, Inc.*                                                 13
      360   Bottomline Technologies, Inc.*                                     6
      300   Cadence Design Systems, Inc.*                                      2
      200   Citrix Systems, Inc.*                                              9
    1,200   Compuware Corp.*                                                  10
      280   Concur Technologies, Inc.*                                        12
    1,200   Fair Isaac Corp.                                                  25
    1,140   Henry Jack & Associates, Inc.                                     29
    1,200   Informatica Corp.*                                                30
      600   Intuit, Inc.*                                                     22
      607   JDA Software Group, Inc.*                                         17
    1,100   Lawson Software, Inc.*                                             8
      300   Manhattan Associates, Inc.*                                        9
      900   Mentor Graphics Corp.*                                             8
      100   MicroStrategy, Inc. "A"*                                           8
      200   Nuance Communications, Inc.*                                       4
      900   Parametric Technology Corp.*                                      17
      380   Pegasystems, Inc.                                                 12
      500   Quest Software, Inc.*                                              9
      400   Salesforce.com, Inc.*                                             34
      500   Solera Holdings, Inc.                                             19
      300   SuccessFactors, Inc.*                                              6
      700   Synopsys, Inc.*                                                   16
      300   Taleo Corp. "A"*                                                   8
    3,140   TIBCO Software, Inc.*                                             36
    1,300   TiVo, Inc.*                                                       23
      280   Tyler Technologies, Inc.*                                          5
      800   Ultimate Software Group, Inc.*                                    27
                                                                        --------
                                                                             630
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.7%)
      700   Acme Packet, Inc.*                                                18
    9,500   ADC Telecommunications, Inc.*                                     76
      500   ADTRAN, Inc.                                                      13
    1,100   ARRIS Group, Inc.*                                                14
      400   Aruba Networks, Inc.*                                              5
       80   Black Box Corp.                                                    3
      400   Blue Coat Systems, Inc.*                                          13
      800   Brocade Communications Systems, Inc.*                              5
   12,000   Cisco Systems, Inc.*                                             323
      200   Comtech Telecommunications Corp.*                                  6
      700   Emulex Corp.*                                                      8
      100   Harris Corp.                                                       5
      700   Infinera Corp.*                                                    7
      400   InterDigital, Inc.*                                               11
      100   JDS Uniphase Corp.*                                                1
    1,300   Juniper Networks, Inc.*                                           37
    4,800   Motorola, Inc.*                                                   34
      300   Netgear, Inc.*                                                     8
    1,400   Palm, Inc.*                                                        8

================================================================================

21  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      900   Plantronics, Inc.                                           $     30
    1,100   Polycom, Inc.*                                                    36
   17,900   QUALCOMM, Inc.                                                   694
      400   Riverbed Technology, Inc.*                                        12
    1,000   Tekelec*                                                          18
      400   Tellabs, Inc.                                                      4
      300   Viasat, Inc.*                                                     11
                                                                        --------
                                                                           1,400
                                                                        --------
            COMPUTER HARDWARE (1.7%)
    6,200   Apple, Inc.*                                                   1,619
    2,100   Avid Technology, Inc.*                                            31
    3,500   Dell, Inc.*                                                       56
      500   Diebold, Inc.                                                     16
    4,900   Hewlett-Packard Co.                                              254
    9,200   International Business Machines Corp.                          1,187
      100   NCR Corp.*                                                         1
   14,300   Teradata Corp.*                                                  416
                                                                        --------
                                                                           3,580
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (1.7%)
    4,600   EMC Corp.*                                                        87
      640   Imation Corp.*                                                     7
      500   Intermec, Inc.*                                                    6
    2,600   Lexmark International, Inc. "A"*                                  96
    1,200   NetApp, Inc.*                                                     42
      680   Netezza Corp.*                                                     9
    8,560   SanDisk Corp.*                                                   342
    4,100   Seagate Technology*                                               75
      180   STEC, Inc.*                                                        3
      900   Synaptics, Inc.*                                                  28
   69,369   Western Digital Corp.*                                         2,850
                                                                        --------
                                                                           3,545
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
      300   Alliance Data Systems Corp.*                                      23
    1,200   Automatic Data Processing, Inc.                                   52
      620   Broadridge Financial Solutions, Inc.                              15
       80   Cass Information Systems, Inc.                                     3
      100   Computer Sciences Corp.*                                           5
      660   Convergys Corp.*                                                   8
      965   CSG Systems International, Inc.*                                  22
      600   CyberSource Corp.*                                                15
      400   Euronet Worldwide, Inc.*                                           6
      800   Fidelity National Information Services, Inc.                      21
      100   Fiserv, Inc.*                                                      5
   11,100   Global Cash Access Holdings, Inc.*                                96
      419   Global Payments, Inc.                                             18
      300   Heartland Payment Systems, Inc.                                    6
      400   Hewitt Associates, Inc. "A"*                                      16
   17,750   Lender Processing Services, Inc.                                 670
    2,800   MasterCard, Inc. "A"                                             695
      400   NeuStar, Inc. "A"*                                                10
      800   Paychex, Inc.                                                     24
      180   TNS, Inc.*                                                         5
      600   Total System Services, Inc.                                       10
      700   VeriFone Holdings, Inc.*                                          13
    1,000   Visa, Inc. "A"                                                    90
   26,400   Western Union Co.                                                482
      678   Wright Express Corp.*                                             23
                                                                        --------
                                                                           2,333
                                                                        --------
            ELECTRONIC COMPONENTS (0.1%)
      200   Amphenol Corp. "A"                                                 9
    3,200   Corning, Inc.                                                     62

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      300   Dolby Laboratories, Inc. "A"*                               $     21
      280   DTS, Inc.*                                                         9
      200   Littelfuse, Inc.*                                                  8
      100   Vishay Intertechnology, Inc.*                                      1
                                                                        --------
                                                                             110
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
      500   Agilent Technologies, Inc.*                                       18
    2,600   Checkpoint Systems, Inc.*                                         59
      300   Cognex Corp.                                                       6
      280   FARO Technologies, Inc.*                                           7
      700   FLIR Systems, Inc.*                                               22
    2,660   L-1 Identity Solutions, Inc.*                                     23
      280   OSI Systems, Inc.*                                                 7
                                                                        --------
                                                                             142
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
      500   Benchmark Electronics, Inc.*                                      11
   24,500   Jabil Circuit, Inc.                                              375
      300   Plexus Corp.*                                                     11
      379   Sanmina-SCI Corp.*                                                 7
      100   Trimble Navigation Ltd.*                                           3
                                                                        --------
                                                                             407
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   20,400   Activision Blizzard, Inc.                                        226
      900   Electronic Arts, Inc.*                                            17
    5,700   Take-Two Interactive Software, Inc.*                              62
    1,520   THQ, Inc.*                                                        12
                                                                        --------
                                                                             317
                                                                        --------
            INTERNET SOFTWARE & SERVICES (1.2%)
      200   Akamai Technologies, Inc.*                                         8
    3,945   AOL, Inc.*                                                        92
      700   Digital River, Inc.*                                              19
      900   EarthLink, Inc.                                                    8
   25,700   eBay, Inc.*                                                      612
    1,700   Google, Inc. "A"*                                                893
      400   J2 Global Communications, Inc.*                                   10
      100   Monster Worldwide, Inc.*                                           2
       43   Open Text Corp.*                                                   2
    1,100   Rackspace Hosting, Inc.*                                          20
    5,100   Sohu.com, Inc.*                                                  246
    3,400   Time Warner, Inc.                                                112
    1,700   ValueClick, Inc.*                                                 17
   15,100   VeriSign, Inc.*                                                  412
    2,300   Yahoo!, Inc.*                                                     38
                                                                        --------
                                                                           2,491
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.2%)
    1,400   Acxiom Corp.*                                                     27
    1,400   Amdocs Ltd.*                                                      45
      300   CACI International, Inc. "A"*                                     14
      600   Cognizant Technology Solutions Corp. "A"*                         31
       80   Forrester Research, Inc.*                                          2
    4,801   Gartner, Inc.*                                                   116
      600   ManTech International Corp. "A"*                                  27
       80   Maximus, Inc.                                                      5
      600   SAIC, Inc.*                                                       10
      700   Sapient Corp.                                                      7
      820   SRA International, Inc. "A"*                                      19
      690   Unisys Corp.*                                                     19
                                                                        --------
                                                                             322
                                                                        --------

================================================================================

23  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

            OFFICE ELECTRONICS (0.0%)
    3,142   Xerox Corp.                                                 $     34
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (0.2%)
      520   Advanced Energy Industries, Inc.*                                  8
    1,120   Amkor Technology, Inc.*                                            8
    2,600   Applied Materials, Inc.                                           36
      200   Cabot Microelectronics Corp.*                                      8
      180   Cymer, Inc.*                                                       6
      300   FEI Co.*                                                           7
      400   FormFactor, Inc.*                                                  6
      740   KLA-Tencor Corp.                                                  25
      100   Lam Research Corp.*                                                4
      200   MEMC Electronic Materials, Inc.*                                   3
      400   MKS Instruments, Inc.*                                             9
      500   Novellus Systems, Inc.*                                           13
      900   Teradyne, Inc.*                                                   11
    5,600   Tessera Technologies, Inc.*                                      113
    1,000   Ultratech, Inc.*                                                  15
    4,000   Veeco Instruments, Inc.*                                         176
                                                                        --------
                                                                             448
                                                                        --------
            SEMICONDUCTORS (1.3%)
    1,400   Advanced Micro Devices, Inc.*                                     13
    3,300   Altera Corp.                                                      84
      700   Analog Devices, Inc.                                              21
      900   Applied Micro Circuits Corp.*                                     10
      600   Atheros Communications, Inc.*                                     23
    1,900   Atmel Corp.*                                                      10
    3,800   Broadcom Corp. "A"                                               131
      300   Cavium Networks, Inc.*                                             8
      400   Cree, Inc.*                                                       29
      800   Cypress Semiconductor Corp.*                                      10
      300   Diodes, Inc.*                                                      6
      200   Hittite Microwave Corp.*                                          10
      100   Integrated Device Technology, Inc.*                                1
   57,400   Intel Corp.                                                    1,310
      700   Intersil Corp. "A"                                                10
    1,000   Linear Technology Corp.                                           30
    2,000   LSI Corp.*                                                        12
    4,200   Marvell Technology Group Ltd.*                                    87
      900   Maxim Integrated Products, Inc.                                   18
      100   Microchip Technology, Inc.                                         3
    2,300   Micron Technology, Inc.*                                          22
      700   Microsemi Corp.*                                                  12
      300   Monolithic Power Systems, Inc.*                                    7
      200   National Semiconductor Corp.                                       3
      400   NetLogic Microsystems, Inc.*                                      13
    2,600   NVIDIA Corp.*                                                     41
      400   OmniVision Technologies, Inc.*                                     7
      600   ON Semiconductor Corp.*                                            5
      200   PMC-Sierra, Inc.*                                                  2
      200   Power Integrations, Inc.                                           8
    4,560   RF Micro Devices, Inc.*                                           26
    3,394   Semtech Corp.*                                                    62
      520   Silicon Laboratories, Inc.*                                       25
    2,040   Skyworks Solutions, Inc.*                                         34
    7,500   Texas Instruments, Inc.                                          195
    1,220   TriQuint Semiconductor, Inc.*                                      9
   18,700   Xilinx, Inc.                                                     482
                                                                        --------
                                                                           2,779
                                                                        --------
            SYSTEMS SOFTWARE (1.1%)
    1,900   Ariba, Inc.*                                                      27
      900   BMC Software, Inc.*                                               36

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    1,200   CA, Inc.                                                    $     27
      400   CommVault Systems, Inc.*                                           8
    3,100   McAfee, Inc.*                                                    108
      600   MICROS Systems, Inc.*                                             22
   49,000   Microsoft Corp.                                                1,497
    1,600   Novell, Inc.*                                                      9
    9,700   Oracle Corp.                                                     251
      300   Progress Software Corp.*                                          10
    5,120   Red Hat, Inc.*                                                   153
      400   Sybase, Inc.*                                                     17
    2,800   Symantec Corp.*                                                   47
      540   VMware, Inc. "A"*                                                 33
      400   Websense, Inc.*                                                    9
                                                                        --------
                                                                           2,254
                                                                        --------
            TECHNOLOGY DISTRIBUTORS (0.0%)
      300   Anixter International, Inc.*                                      16
      100   Arrow Electronics, Inc.*                                           3
      500   Avnet, Inc.*                                                      16
    1,120   Brightpoint, Inc.*                                                 9
      700   Ingram Micro, Inc. "A"*                                           13
      600   Insight Enterprises, Inc.*                                         9
      200   ScanSource, Inc.*                                                  5
      200   SYNNEX Corp.*                                                      5
      600   Tech Data Corp.*                                                  26
                                                                        --------
                                                                             102
                                                                        --------
            Total Information Technology                                  20,894
                                                                        --------
            MATERIALS (4.1%)
            ---------------
            ALUMINUM (0.0%)
    1,900   Alcoa, Inc.                                                       25
      500   Century Aluminum Co.*                                              7
                                                                        --------
                                                                              32
                                                                        --------
            COMMODITY CHEMICALS (0.1%)
      500   Calgon Carbon Corp.*                                               8
      800   Celanese Corp. "A"                                                25
    1,700   Westlake Chemical Corp.                                           48
                                                                        --------
                                                                              81
                                                                        --------
            CONSTRUCTION MATERIALS (0.0%)
      200   Texas Industries, Inc.                                             7
      100   Vulcan Materials Co.                                               6
                                                                        --------
                                                                              13
                                                                        --------
            DIVERSIFIED CHEMICALS (1.0%)
   23,400   Ashland, Inc.                                                  1,394
      300   Cabot Corp.                                                       10
    2,300   Dow Chemical Co.                                                  71
    1,700   E.I. du Pont de Nemours & Co.                                     68
      497   Eastman Chemical Co.                                              33
   34,400   Huntsman Corp.                                                   392
      700   Olin Corp.                                                        15
      200   PPG Industries, Inc.                                              14
    1,000   Solutia, Inc.*                                                    17
                                                                        --------
                                                                           2,014
                                                                        --------
            DIVERSIFIED METALS & MINING (1.4%)
      300   Compass Minerals International, Inc.                              23
   36,800   Freeport-McMoRan Copper & Gold, Inc.                           2,780
      300   RTI International Metals, Inc.*                                    8
      400   Southern Copper Corp.                                             12

================================================================================

25  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      300   Walter Industries, Inc.                                     $     24
                                                                        --------
                                                                           2,847
                                                                        --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    3,605   CF Industries Holdings, Inc.                                     302
    1,200   Monsanto Co.                                                      76
      500   Mosaic Co.                                                        25
      477   Scotts Miracle-Gro Co. "A"                                        23
                                                                        --------
                                                                             426
                                                                        --------
            FOREST PRODUCTS (0.0%)
    1,020   Louisiana-Pacific Corp.*                                          12
      700   Weyerhaeuser Co.                                                  35
                                                                        --------
                                                                              47
                                                                        --------
            GOLD (0.1%)
      900   Allied Nevada Gold Corp.*                                         17
    1,800   Newmont Mining Corp.                                             101
      300   Royal Gold, Inc.                                                  15
                                                                        --------
                                                                             133
                                                                        --------
            INDUSTRIAL GASES (0.0%)
      300   Air Products & Chemicals, Inc.                                    23
      500   Praxair, Inc.                                                     42
                                                                        --------
                                                                              65
                                                                        --------
            METAL & GLASS CONTAINERS (0.0%)
       80   AEP Industries, Inc.*                                              2
      400   AptarGroup, Inc.                                                  17
      100   Crown Holdings, Inc.*                                              3
      100   Owens-Illinois, Inc.*                                              4
      525   Pactiv Corp.*                                                     13
      200   Silgan Holdings, Inc.                                             12
                                                                        --------
                                                                              51
                                                                        --------
            PAPER PACKAGING (0.0%)
      400   Bemis Co., Inc.                                                   12
      280   Rock-Tenn Co. "A"                                                 14
      600   Sealed Air Corp.                                                  13
      500   Sonoco Products Co.                                               17
      900   Temple-Inland, Inc.                                               21
                                                                        --------
                                                                              77
                                                                        --------
            PAPER PRODUCTS (0.7%)
       80   Clearwater Paper Corp.*                                            5
      700   Domtar Corp.*                                                     50
   50,500   International Paper Co.                                        1,350
      100   MeadWestvaco Corp.                                                 3
      760   Schweitzer-Mauduit International, Inc.                            43
                                                                        --------
                                                                           1,451
                                                                        --------
            PRECIOUS METALS & MINERALS (0.0%)
    1,100   Coeur d'Alene Mines Corp.*                                        20
    2,200   Hecla Mining Co.*                                                 13
                                                                        --------
                                                                              33
                                                                        --------
            SPECIALTY CHEMICALS (0.5%)
      200   Arch Chemicals, Inc.                                               7
      300   Balchem Corp.                                                      8
       80   Cytec Industries, Inc.                                             4
      400   Ecolab, Inc.                                                      19
      700   Ferro Corp.*                                                       8
      800   H.B. Fuller Co.                                                   19
    8,400   Lubrizol Corp.                                                   759
      200   Minerals Technologies, Inc.                                       12
      400   Newmarket Corp.                                                   44

================================================================================

                                                  Portfolio of Investments |  26

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      300   OM Group, Inc.*                                             $     11
      800   PolyOne Corp.*                                                     9
      400   Rockwood Holdings, Inc.*                                          12
      700   RPM International, Inc.                                           15
      700   Sensient Technologies Corp.                                       22
      700   Sigma-Aldrich Corp.                                               41
      500   Valspar Corp.                                                     16
      600   W.R. Grace & Co.*                                                 17
                                                                        --------
                                                                           1,023
                                                                        --------
            STEEL (0.1%)
      400   Cliffs Natural Resources, Inc.                                    25
      100   Commercial Metals Co.                                              2
      900   Nucor Corp.                                                       41
      500   Reliance Steel & Aluminum Co.                                     24
      200   Steel Dynamics, Inc.                                               3
      100   United States Steel Corp.                                          5
    2,600   Worthington Industries, Inc.                                      42
                                                                        --------
                                                                             142
                                                                        --------
            Total Materials                                                8,435
                                                                        --------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
      720   Global Crossing Ltd.*                                             11
      800   Premiere Global Services, Inc.*                                    7
                                                                        --------
                                                                              18
                                                                        --------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   16,700   AT&T, Inc.                                                       435
      100   Atlantic Tele-Network, Inc.                                        6
    1,100   Cbeyond, Inc.*                                                    17
      600   CenturyTel, Inc.                                                  20
    4,700   Cincinnati Bell, Inc.*                                            16
   10,400   Qwest Communications International, Inc.                          54
    6,500   Verizon Communications, Inc.                                     188
                                                                        --------
                                                                             736
                                                                        --------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    1,000   American Tower Corp. "A"*                                         41
    1,400   Crown Castle International Corp.*                                 53
      300   MetroPCS Communications, Inc.*                                     2
    6,515   NII Holdings, Inc. "B"*                                          276
      100   SBA Communications Corp. "A"*                                      4
   23,900   Sprint Nextel Corp.*                                             102
    2,600   Syniverse Holdings, Inc.*                                         52
      600   Telephone & Data Systems, Inc.                                    21
    3,047   U.S. Cellular Corp.*                                             128
    4,000   USA Mobility, Inc.*                                               56
                                                                        --------
                                                                             735
                                                                        --------
            Total Telecommunication Services                               1,489
                                                                        --------
            UTILITIES (2.1%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
      600   Allegheny Energy, Inc.                                            13
      300   ALLETE, Inc.                                                      11
    1,100   American Electric Power Co., Inc.                                 38
      880   Cleco Corp.                                                       24
      600   DPL, Inc.                                                         17
    2,800   Duke Energy Corp.                                                 47
      500   Edison International                                              17
      900   El Paso Electric Co.*                                             19
      300   Entergy Corp.                                                     24

================================================================================

27  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

    2,800   Exelon Corp.                                                $    122
    1,200   FirstEnergy Corp.                                                 46
    1,000   FPL Group, Inc.                                                   52
      600   Great Plains Energy, Inc.                                         12
      400   IdaCorp, Inc.                                                     14
      800   MGE Energy, Inc.                                                  29
      100   Northeast Utilities                                                3
      100   NV Energy, Inc.                                                    1
      300   Otter Tail Corp.                                                   7
      200   Pepco Holdings, Inc.                                               3
    2,800   PNM Resources, Inc.                                               38
    1,040   Portland General Electric Co.                                     21
    1,000   PPL Corp.                                                         25
      400   Progress Energy, Inc.                                             16
    1,600   Southern Co.                                                      55
      300   UIL Holdings Corp.                                                 9
      300   UniSource Energy Corp.                                            10
                                                                        --------
                                                                             673
                                                                        --------
            GAS UTILITIES (0.1%)
      100   EQT Corp.                                                          4
      200   Laclede Group, Inc.                                                7
      400   National Fuel Gas Co.                                             21
      700   New Jersey Resources Corp.                                        26
      800   Nicor, Inc.                                                       35
      900   Northwest Natural Gas Co.                                         43
      600   Piedmont Natural Gas Co., Inc.                                    16
      200   Questar Corp.                                                     10
      300   South Jersey Industries, Inc.                                     13
      900   Southwest Gas Corp.                                               28
      500   UGI Corp.                                                         14
      400   WGL Holdings, Inc.                                                14
                                                                        --------
                                                                             231
                                                                        --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
    1,700   AES Corp.*                                                        20
      400   Calpine Corp.*                                                     6
   77,000   Constellation Energy Group, Inc.                               2,722
      795   Mirant Corp.*                                                      9
    6,800   NRG Energy, Inc.*                                                164
      400   Ormat Technologies, Inc.                                          13
    2,500   RRI Energy, Inc.*                                                 10
                                                                        --------
                                                                           2,944
                                                                        --------
            MULTI-UTILITIES (0.2%)
      100   Alliant Energy Corp.                                               4
      200   Ameren Corp.                                                       5
      500   Avista Corp.                                                      11
      700   Black Hills Corp.                                                 23
      500   CenterPoint Energy, Inc.                                           7
    1,357   CH Energy Group, Inc.                                             56
      200   CMS Energy Corp.                                                   3
      400   Consolidated Edison, Inc.                                         18
    1,100   Dominion Resources, Inc.                                          46
      500   DTE Energy Co.                                                    24
      100   MDU Resources Group, Inc.                                          2
      300   NiSource, Inc.                                                     5
    1,100   NorthWestern Corp.                                                33
      606   NSTAR                                                             22
      900   PG&E Corp.                                                        40
    2,857   Public Service Enterprise Group, Inc.                             92
      100   SCANA Corp.                                                        4
      600   Sempra Energy                                                     30
      900   TECO Energy, Inc.                                                 15
      100   Wisconsin Energy Corp.                                             5

================================================================================

                                                  Portfolio of Investments |  28

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------

      700   Xcel Energy, Inc.                                           $     15
                                                                        --------
                                                                             460
                                                                        --------
            WATER UTILITIES (0.1%)
      100   Aqua America, Inc.                                                 2
      800   California Water Service Group                                    31
      600   SJW Corp.                                                         16
                                                                        --------
                                                                              49
                                                                        --------
            Total Utilities                                                4,357
                                                                        --------
            Total Common Stocks (cost: $98,324)                          103,073
                                                                        --------
            PREFERRED SECURITIES (1.7%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   10,000   Dairy Farmers of America, Inc., 7.88%, cumulative
               redeemable, perpetual (b)                                     808
                                                                        --------
            FINANCIALS (1.3%)
            -----------------
            LIFE & HEALTH INSURANCE (0.5%)
   15,000   Delphi Financial Group, Inc., 7.38%, perpetual                   321
   25,000   Delphi Financial Group, Inc., 8.00%                              631
                                                                        --------
                                                                             952
                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
       10   International Lease Finance Corp. (c)                            850
                                                                        --------
            REINSURANCE (0.4%)
      500   Ram Holdings Ltd., 7.50%, non-cumulative,
               perpetual, acquired 3/09/07; cost $526* (d)                   100
 $    804   Swiss Re Capital I LP, 6.85%, perpetual (b)                      747
                                                                        --------
            Total Reinsurance                                                847
                                                                        --------
            Total Financials                                               2,649
                                                                        --------
            U.S. GOVERNMENT (0.0%)
   20,000   Fannie Mae, 8.25%, perpetual*                                     27
   10,000   Freddie Mac, 8.38%, perpetual*                                    16
                                                                        --------
            Total Government                                                  43
                                                                        --------
            Total Preferred Securities (cost: $4,384)                      3,500
                                                                        --------
            WARRANTS (0.0%)

            ENERGY (0.0%)
            ------------
       20   GreenHunter Energy, Inc., acquired 7/15/08;
            cost $0 (c),(d)                                                   --
                                                                        --------
            EXCHANGE-TRADED FUNDS (9.0%)
  342,754   iShares MSCI EAFE Index Fund (cost: $22,110)                  18,656
                                                                        --------
            Total Equity Securities (cost: $124,818)                     125,229
                                                                        --------

================================================================================

29  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

             BONDS (38.8%)

             CORPORATE OBLIGATIONS (19.3%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$     250    Kellwood Co.                                         7.63%       10/15/2017       $    118
                                                                                               --------
             CONSUMER STAPLES (0.5%)
             ----------------------
             DRUG RETAIL (0.5%)
    1,000    CVS Caremark Corp. (e)                               6.30         6/01/2037            965
                                                                                               --------
             ENERGY (0.9%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    1,000    Enbridge Energy Partners, LP (e)                     8.05        10/01/2037          1,017
    1,000    Southern Union Co. (e)                               7.20        11/01/2066            940
                                                                                               --------
             Total Energy                                                                         1,957
                                                                                               --------
             FINANCIALS (15.1%)
             ------------------
             CONSUMER FINANCE (0.8%)
    1,000    American Express Co. (e)                             6.80         9/01/2066            992
      611    Capital One Financial Corp. (e)                      7.69         8/15/2036            605
                                                                                               --------
                                                                                                  1,597
                                                                                               --------
             DIVERSIFIED BANKS (1.5%)
      500    Comerica Capital Trust II (e)                        6.58         2/20/2037            450
    1,000    First Tennessee Bank, N.A. (e)                       5.65         4/01/2016          1,003
    1,000    USB Realty Corp. (b),(e)                             6.09                 -(f)         847
    1,000    Wachovia Capital Trust III (e)                       5.80                 -(f)         875
                                                                                               --------
                                                                                                  3,175
                                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.9%)
    1,000    First Republic Bank Corp. (e)                        7.75         9/15/2012          1,063
    1,000    Goldman Sachs Capital II (e)                         5.79                 -(f)         796
                                                                                               --------
                                                                                                  1,859
                                                                                               --------
             LIFE & HEALTH INSURANCE (2.2%)
    1,000    Great-West Life & Annuity Insurance Co. (b),(e)      7.15         5/16/2046            970
    1,250    Lincoln National Corp. (e)                           7.00         5/17/2066          1,169
    1,000    Nationwide Mutual Insurance Co. (b)                  5.81        12/15/2024            928
      500    Prudential Financial, Inc. (e)                       8.88         6/15/2038            568
    1,000    StanCorp Financial Group, Inc. (e)                   6.90         6/01/2067            892
                                                                                               --------
                                                                                                  4,527
                                                                                               --------
             MULTI-LINE INSURANCE (0.9%)
    1,232    Genworth Financial, Inc. (e)                         6.15        11/15/2066            995
    1,000    Glen Meadow (b),(e)                                  6.51         2/12/2067            845
                                                                                               --------
                                                                                                  1,840
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
      500    BankAmerica Capital III                              0.87 (g)     1/15/2027            373
      475    BankBoston Capital Trust IV                          0.85 (g)     6/08/2028            336
    1,000    General Electric Capital Corp. (e)                   6.38        11/15/2067            964
                                                                                               --------
                                                                                                  1,673
                                                                                               --------
             PROPERTY & CASUALTY INSURANCE (1.9%)
    1,000    Allstate Corp. (e)                                   6.13         5/15/2037            945

================================================================================

                                                  Portfolio of Investments |  30

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$     500    Fund American Companies, Inc. (e)                     5.88%       5/15/2013       $    521
      500    Liberty Mutual Group, Inc. (e)                        7.30        6/15/2014            548
    1,000    Progressive Corp. (e)                                 6.70        6/15/2037            992
    1,000    Travelers Companies, Inc. (e)                         6.25        3/15/2037            985
                                                                                               --------
                                                                                                  3,991
                                                                                               --------
             REGIONAL BANKS (3.9%)
      500    City National Capital Trust I (e)                     9.63        2/01/2040            562
    1,000    Fifth Third Capital Trust IV (e)                      6.50        4/15/2037            862
      150    First Empire Capital Trust I                          8.23        2/01/2027            139
    1,000    Fulton Capital Trust I (e)                            6.29        2/01/2036            641
    1,000    Huntington Capital III (e)                            6.65        5/15/2037            727
    1,000    Manufacturers & Traders Trust Co. (e)                 5.63       12/01/2021            930
      645    PNC Preferred Funding Trust (b),(e)                   6.52                -(f)         553
      500    PNC Preferred Funding Trust III (b)                   8.70                -(f)         529
      500    Regions Financing Trust II (e)                        6.63        5/15/2047            409
      400    Susquehanna Bancshares, Inc. (e)                      2.07 (g)    5/01/2014            302
      500    Susquehanna Capital II                               11.00        3/23/2040            533
    1,000    TCF National Bank (e)                                 5.50        2/01/2016            951
    1,200    Webster Capital Trust IV (e)                          7.65        6/15/2037            876
                                                                                               --------
                                                                                                  8,014
                                                                                               --------
             REINSURANCE (0.5%)
      500    Max USA Holdings Ltd. (b),(e)                         7.20        4/14/2017            522
      500    Platinum Underwriters Finance, Inc. (e)               7.50        6/01/2017            545
                                                                                               --------
                                                                                                  1,067
                                                                                               --------
             REITs - INDUSTRIAL (0.2%)
      500    ProLogis (e)                                          2.25        4/01/2037            485
                                                                                               --------
             REITs - OFFICE (0.2%)
      500    Brandywine Operating Partnership, LP (e)              5.70        5/01/2017            494
                                                                                               --------
             REITs - Retail (0.9%)
    1,000    Developers Diversified Realty Corp. (e)               5.38       10/15/2012          1,013
      500    New Plan Excel Realty Trust, Inc. (e)                 5.13        9/15/2012            454
      577    New Plan Excel Realty Trust, Inc., acquired
                2/20/09; cost $196 (d)                             7.68       11/02/2026            454
                                                                                               --------
                                                                                                  1,921
                                                                                               --------
             REITs - SPECIALIZED (0.4%)
      850    Ventas Realty, LP (e)                                 6.75        4/01/2017            876
                                                                                               --------
             Total Financials                                                                    31,519
                                                                                               --------

             UTILITIES (2.7%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
      500    FPL Group Capital, Inc. (e)                           7.30        9/01/2067            513
      233    FPL Group Capital, Inc. (e)                           6.65        6/15/2067            226
      188    Oglethorpe Power Corp. (e)                            6.97        6/30/2011            189
    1,000    PPL Capital Funding, Inc. (e)                         6.70        3/30/2067            916
      995    Texas Competitive Electric Holding Co., LLC (j)       3.75       10/10/2014            813
                                                                                               --------
                                                                                                  2,657
                                                                                               --------
             MULTI-UTILITIES (1.4%)
    1,000    Dominion Resources, Inc. (e)                          7.50        6/30/2066          1,016
    1,005    Integrys Energy Group, Inc. (e)                       6.11       12/01/2066            941
    1,000    Puget Sound Energy, Inc.                              6.97        6/01/2067            954
                                                                                               --------
                                                                                                  2,911
                                                                                               --------
             Total Utilities                                                                      5,568
                                                                                               --------
             Total Corporate Obligations(cost: $33,766)                                          40,127
                                                                                               --------

================================================================================

31  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

             EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)

             ENERGY (0.5%)
             -------------
             INTEGRATED OIL & GAS (0.5%)
$     100    PEMEX Finance Ltd.                                    9.03%       2/15/2011       $    103
    1,000    Trans-Canada Pipelines Ltd.                           6.35        5/15/2067            963
                                                                                               --------
                                                                                                  1,066
                                                                                               --------
             FINANCIALS (2.7%)
             -----------------
             ASSET-BACKED FINANCING (0.0%)
       81    Aerco Ltd. (b)                                        0.77 (g)    7/15/2025             76
                                                                                               --------
             DIVERSIFIED BANKS (0.6%)
    1,000    Barclays Bank plc (b),(e)                             8.55                -(f)       1,025
      500    BayernLB Capital Trust I                              6.20                -(f)         291
      500    Landsbanki Islands hf, acquired 10/12/07; cost
                $500 (b),(d),(h)                                   7.43                -(f)           2
                                                                                               --------
                                                                                                  1,318
                                                                                               --------
             DIVERSIFIED CAPITAL MARKETS (0.5%)
    1,000    UBS Preferred Funding Trust I                         8.62                -(f)         989
                                                                                               --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
      500    Brookfield Asset Management, Inc. (e)                 7.13        6/15/2012            540
                                                                                               --------
             MULTI-LINE INSURANCE (0.6%)
      519    AXA SA                                                3.79                -(f)         384
    1,000    ING Capital Funding Trust III (e)                     8.44                -(f)         952
                                                                                               --------
                                                                                                  1,336
                                                                                               --------
             PROPERTY & CASUALTY INSURANCE (0.7%)
      500    Allied World Assurance Holdings Ltd. (e)              7.50        8/01/2016            546
    1,000    Oil Insurance Ltd. (b),(e)                            7.56                -(f)         875
                                                                                               --------
                                                                                                  1,421
                                                                                               --------
             REGIONAL BANKS (0.0%)
    1,000    Glitnir Banki hf, acquired 9/11/06 and 10/18/06;
                cost $1,017 (b),(d),(h)                            7.45                -(f)           4
                                                                                               --------
             Total Financials                                                                     5,684
                                                                                               --------

             MATERIALS (0.3%)
             ----------------
             DIVERSIFIED METALS & MINING (0.3%)
      500    Glencore Finance S.A.                                 8.00                -(f)         506
                                                                                               --------
             Total Eurodollar and Yankee Obligations(cost: $7,828)                                7,256
                                                                                               --------
             ASSET-BACKED SECURITIES (3.1%)

             FINANCIALS (3.1%)
             -----------------
             ASSET-BACKED FINANCING (3.1%)
      500    AESOP Funding II, LLC (b),(e)                         9.31       10/20/2013            563
      425    American Express Credit Account Master
                Trust (b),(e)                                      0.52 (g)    9/15/2014            416
      500    Banc of America Securities Auto Trust (e)             5.51        2/19/2013            501
      500    Bank of America Credit Card Trust (e)                 0.54 (g)    6/15/2014            490
      500    Citibank Credit Card Issuance Trust (e)               6.30 (g)    6/20/2014            534
      500    CPS Auto Receivables Trust (INS)(e)                   6.48        7/15/2013            515

================================================================================

                                                  Portfolio of Investments |  32

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$     500    Credit Acceptance Auto Loan Trust (b),(e)             5.68%       5/15/2017       $    518
      500    MBNA Master Credit Card Note Trust (e)                6.80        7/15/2014            537
      664    Prestige Auto Receivables Trust "A" (b)               5.67        4/15/2017            665
      500    Rental Car Finance Corp. (b)                          0.40 (g)    7/25/2013            463
      500    Triad Automobile Receivables Owners Trust             5.43        7/14/2014            523
      835    Trinity Rail Leasing, LP (b),(e)                      5.90        5/14/2036            772
      110    USXL Funding, LLC (INS)(b)                            5.38        4/15/2014            110
                                                                                               --------
             Total Asset-Backed Securities(cost: $6,147)                                          6,607
                                                                                               --------
             COMMERCIAL MORTGAGE SECURITIES (9.5%)

             FINANCIALS (9.5%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.5%)
    1,140    Banc of America Commercial Mortgage, Inc. (e)         5.81        7/10/2044          1,026
      230    Banc of America Commercial Mortgage, Inc.             5.68        7/10/2046            209
    1,000    Banc of America Commercial Mortgage, Inc. (e)         5.18        9/10/2047            527
      500    Bear Stearns Commercial Mortgage Securities,
                    Inc. (e)                                       5.69        6/11/2050            507
    1,000    Commercial Mortgage Loan Trust (e)                    6.02       12/10/2049            760
    1,000    Credit Suisse Commercial Mortgage Trust (e)           6.22        2/15/2041            998
      745    Credit Suisse First Boston Mortgage Securities
                    Corp. (e)                                      5.10        8/15/2038            638
    1,000    GE Capital Commercial Mortgage Corp. (e)              6.07        6/10/2038          1,036
    1,000    GE Capital Commercial Mortgage Corp. (e)              5.61       12/10/2049            644
      500    GMAC Commercial Mortgage Securities, Inc. (e)         4.75        5/10/2043            477
      187    Government Lease Trust (b)                            6.48        5/18/2011            190
      615    GS Mortgage Securities Corp. II (e)                   4.30        1/10/2040            628
    1,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (e)                               4.82        9/12/2037          1,011
    1,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (e)                               5.49        4/15/2043          1,059
      500    J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (e)                               5.81        6/12/2043            526
      378    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.33       12/15/2044            251
      500    J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (e)                               5.33       12/15/2044            303
    1,000    LB-UBS Commercial Mortgage Trust (e)                  4.85        9/15/2031          1,025
      690    Merrill Lynch Mortgage Trust                          5.41       11/12/2037            675
      500    Merrill Lynch Mortgage Trust (e)                      5.83        6/12/2050            503
    1,000    Merrill Lynch Mortgage Trust (e)                      5.69        2/12/2051            986
    1,000    ML-CFC Commercial Mortgage Trust (e)                  5.42        8/12/2048            709
      500    ML-CFC Commercial Mortgage Trust                      5.96        8/12/2049            450
      232    ML-CFC Commercial Mortgage Trust                      5.70        9/12/2049            220
    1,000    Morgan Stanley Capital I, Inc. (e)                    5.39        3/12/2044          1,057
      860    Morgan Stanley Capital I, Inc. (e)                    5.81       12/12/2049            880
    1,000    Morgan Stanley Capital I, Inc. (e)                    4.77        7/15/2056            877
    1,000    Prudential Mortgage Capital Funding, LLC (e)          6.76        5/10/2034          1,032
      655    Wachovia Bank Commercial Mortgage Trust (e)           5.42        1/15/2045            650
                                                                                               --------
             Total Commercial Mortgage Securities(cost: $17,211)                                 19,854
                                                                                               --------
             U.S. TREASURY SECURITIES (3.4%)

             INFLATION-INDEXED NOTES (3.4%)
             ------------------------------
    2,020    2.50%, 1/15/2029                                                                    2,243

================================================================================

33  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                                                            VALUE
(000)       SECURITY                                                                              (000)
-------------------------------------------------------------------------------------------------------

$   4,513   2.13%, 2/15/2040                                                                   $  4,805
                                                                                               --------
            Total U.S. Treasury Securities(cost: $6,846)                                          7,048
                                                                                               --------
            Total Bonds (cost: $71,798)                                                          80,892
                                                                                               --------

NUMBER
OF SHARES
-------------------------------------------------------------------------------------------------------

            MONEY MARKET INSTRUMENTS (1.2%)

            MONEY MARKET FUNDS (1.2%)
2,580,056   State Street Institutional Liquid Reserve Fund,
               0.16%(i) (cost: $2,580)                                                            2,580
                                                                                               --------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.1%)

            MONEY MARKET FUNDS (0.1%)
192,252     BlackRock Liquidity Funds TempFund Portfolio, 0.14%(i)
               (cost: $192)                                                                         192
                                                                                               --------
               TOTAL INVESTMENTS (COST: $199,388)                                              $208,893
                                                                                               ========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------------

           PURCHASED OPTIONS (0.1%)
      122  Put - On Russell 2000 Index expiring May 22, 2010 at 610                                  15
      431  Put - On S&P 500 Index expiring May 22, 2010 at 1,100                                    198
                                                                                               --------
           TOTAL PURCHASED OPTIONS (COST: $293)                                                $    214
                                                                                               ========

           WRITTEN OPTIONS (1.2%)
    (122)  Call - On Russell 2000 Index expiring May 22, 2010 at 640                               (974)
    (431)  Call - On S&P 500 Index expiring May 22, 2010 at 1,160                                (1,623)
                                                                                               --------
           TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,987)                                   $ (2,597)
                                                                                               ========

================================================================================

                                                  Portfolio of Investments |  34

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                         (LEVEL 1)
                                      QUOTED PRICES      (LEVEL 2)
                                         IN ACTIVE         OTHER          (LEVEL 3)
                                          MARKETS       SIGNIFICANT      SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE      UNOBSERVABLE
ASSETS                                    ASSETS          INPUTS           INPUTS            TOTAL
--------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                        $  103,073        $       --      $      --      $  103,073
  PREFERRED SECURITIES                        647             2,003            850           3,500
  WARRANTS                                     --                --             --              --
  EXCHANGE-TRADED FUNDS                    18,656                --             --          18,656
BONDS:
  CORPORATE OBLIGATIONS                        --            40,127             --          40,127
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                  --             7,256             --           7,256
  ASSET-BACKED SECURITIES                      --             6,607             --           6,607
  COMMERCIAL MORTGAGE SECURITIES               --            19,854             --          19,854
  U.S. TREASURY SECURITIES                  7,048                --             --           7,048
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                        2,580                --             --           2,580
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                          192                --             --             192
PURCHASED OPTIONS                             214                --             --             214
--------------------------------------------------------------------------------------------------
Total                                  $  132,410        $   75,847      $     850      $  209,107
--------------------------------------------------------------------------------------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER          (LEVEL 3)
                                          MARKETS       SIGNIFICANT      SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE      UNOBSERVABLE
LIABILITIES                             LIABILITIES       INPUTS           INPUTS         TOTAL
--------------------------------------------------------------------------------------------------

WRITTEN OPTIONS                         $  (2,597)      $      --        $      --    $    (2,597)
--------------------------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                           PREFERRED       CORPORATE      ASSET-BACKED
                                                          SECURITIES     OBLIGATIONS        SECURITIES
-------------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                                     $  -          $ 445               $ 504

Net realized gain (loss)                                           -             39                   -

Change in net unrealized appreciation/depreciation                 -            336                  60

Net purchases (sales)                                            850           (820)                  -

Transfers in and/or out of Level 3                                 -              -                (564)
-------------------------------------------------------------------------------------------------------
Balance as of April 30, 2010                                    $850          $   -               $   -
-------------------------------------------------------------------------------------------------------

================================================================================

35  | USAA First Start Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA First
Start Growth Fund (the Fund), which is classified as diversified under the 1940
Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an
affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the
Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S.
market movements) are significant.

================================================================================

                                         Notes to Portfolio of Investments |  36

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO)
composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

37  | USAA First Start Growth Fund

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the
Manager, under valuation procedures approved by the Trust's Board of Trustees.
The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities,
ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

================================================================================

                                         Notes to Portfolio of Investments |  38

================================================================================

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the
Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

39  | USAA First Start Growth Fund

================================================================================

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $183,000.

H. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

I. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

J. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $19,856,000 and $10,430,000, respectively, resulting in net unrealized appreciation of $9,426,000.

K. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $208,227,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
13.16% of net assets at April 30, 2010.

L. The Fund may rely on certain Securities and Exchange Commission (SEC)
exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in

================================================================================

                                         Notes to Portfolio of Investments |  40

================================================================================

amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of
U.S. corporations and financial institutions. Yankee obligations are dollar-
denominated instruments that are issued by foreign issuers in the U.S. capital markets.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
              dollars.
iShares       Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)         Principal and interest payments are insured by Financial Guaranty
              Insurance Co. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

41  | USAA First Start Growth Fund

================================================================================

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of April 30, 2010.
(b)   Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c)   Security was fair valued at April 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(d)   Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2010, was $560,000, which represented 0.3%
      of the Fund's net assets.
(e)   At April 30, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(f)   Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)   Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
      April 30, 2010.
(h)   Currently the issuer is in default with respect to interest and/or principal payments.
(i)   Rate represents the money market fund annualized seven-day yield at
      April 30, 2010.
(j)   Senior loan (loan) - is not registered under the Securities Act of 1933.
      The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
      Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  42

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.